Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.9%
Cayman Islands - 0.2%
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	$ 129,452	$ 129,532
Goodgreen Trust
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	550,507	574,137
Series 2019-2A, Class A,
2.76%, 10/15/2054 (A)	782,796	793,920
Hero Funding Trust
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	428,187	454,090
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	143,104	151,890

		2,103,569

United States - 4.7%
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 0.91% (B), 12/26/2044 (A)	137,192	136,781
ACC Trust
Series 2019-2, Class A,
2.82%, 02/21/2023 (A)	343,891	346,173
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 1.91% (B), 10/25/2032	141,598	144,380
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 1.08% (B), 12/25/2034	195,453	193,356
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	163,518
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	192,317
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	222,845	238,433
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	314,523
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	758,355
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	400,000	438,540
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	450,000	455,244
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C,
2.71%, 08/18/2022	44,480	44,619
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	287,468
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 1.08% (B), 11/25/2033	353,696	353,751
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 2.58% (B), 11/25/2033	359,791	363,125
Series 2003-HE6, Class M3,
1-Month LIBOR + 3.00%, 3.11% (B), 11/25/2033	41,016	44,044

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust (continued)
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 1.79% (B), 06/25/2034	$ 651,196	$ 657,002
Bayview Financial Acquisition Trust
Series 2004-C, Class M3,
1-Month LIBOR + 1.95%, 2.07% (B), 05/28/2044	38,959	38,993
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 1.91% (B), 06/25/2034	40,789	41,238
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 1.98% (B), 08/25/2034	212,587	212,722
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
1-Month LIBOR + 1.80%, 1.91% (B), 03/25/2043	429,936	433,761
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,337,409	1,361,566
Series 2020-1A, Class A,
2.98%, 11/15/2035 (A)	651,645	659,543
Series 2021-1A, Class A,
2.16%, 04/15/2036 (A)	650,000	648,021
BVRT Financing Trust
0.01%, 11/10/2032 (C) (D)	774,578	774,578
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C) (D)	977,741	1,003,407
CarMax Auto Owner Trust
Series 2017-3, Class D,
3.46%, 10/16/2023	906,000	915,245
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,850,000	1,918,323
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1-Month LIBOR + 0.60%, 0.71% (B), 01/25/2034	603,323	597,303
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 0.67% (B), 02/25/2033	249,424	239,262
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 0.71% (B), 07/25/2033	576,894	556,180
CHEC Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 0.98%, 1.08% (B), 07/25/2034 (A)	188,495	186,393
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.31% (B), 06/25/2040 (A)	102,029	8,476
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	875,000	907,878

Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Corevest American Finance Trust (continued)
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	$ 864,914	$ 900,836
Series 2019-3, Class B,
3.16%, 10/15/2052 (A)	1,500,000	1,551,617
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1-Month LIBOR + 0.95%, 1.05% (B), 01/25/2035	199,156	194,950
CPS Auto Receivables Trust
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	477,223	483,225
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A,
0.96%, 02/15/2030 (A)	950,000	948,830
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1-Month LIBOR + 1.05%, 1.16% (B), 12/25/2033	609,944	613,584
Series 2004-CB2, Class M1,
1-Month LIBOR + 0.78%, 0.89% (B), 07/25/2033	641,668	630,285
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
1-Month LIBOR + 1.91%, 2.01% (B), 08/25/2034	221,812	221,644
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	180,448	184,009
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	368,626	384,871
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	235,649	236,632
Series 2017-1, Class D,
3.84%, 03/15/2023	284,020	286,553
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	569,920	577,481
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	154,578	155,574
Series 2018-3, Class C,
3.72%, 09/16/2024	24,894	24,929
Series 2018-4, Class C,
3.66%, 11/15/2024	283,376	284,689
Series 2019-1, Class D,
4.09%, 06/15/2026	435,000	453,578
Series 2019-3, Class D,
3.18%, 10/15/2026	1,000,000	1,044,261
DT Auto Owner Trust
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	32,530	32,596
Exeter Automobile Receivables Trust
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	17,920	17,973
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	797,088	811,278
First Investors Auto Owner Trust
Series 2017-2A, Class C,
3.00%, 08/15/2023 (A)	957,380	963,490
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (A)	1,300,000	1,314,493
Flagship Credit Auto Trust
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,675,000	1,759,788

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Ford Motor Credit Co. LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 2.94% (B), 11/16/2035 (A)	$ 2,075,000	$ 2,040,895
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	352,726	364,995
FREED ABS Trust
Series 2019-2, Class A,
2.62%, 11/18/2026 (A)	146,792	147,384
Series 2020-FP1, Class B,
3.06%, 03/18/2027 (A)	1,750,000	1,780,624
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024 (C)	477,155	359,059
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	29,961	30,320
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (A)	72,907	72,025
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	786,781	784,814
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	109,005	112,911
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	110,050	113,016
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	330,475	347,884
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	82,241	84,348
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 1.40% (B), 08/25/2033	521,148	521,855
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 0.96% (B), 08/25/2034	425,429	423,698
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 3.41% (B), 11/25/2034	105,324	104,695
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.78% (B), 08/25/2038 (A)	390,596	8,084
Series 2013-2, Class A,
1.79% (B), 03/25/2039 (A)	399,624	15,985
Series 2014-2, Class A,
3.51% (B), 04/25/2040 (A)	173,326	14,401
LL ABS Trust
Series 2019-1A, Class A,
2.87%, 03/15/2027 (A)	154,922	155,348
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 1.01% (B), 07/25/2034	538,628	534,783
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 1.72% (B), 07/25/2034	165,101	164,629

Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Long Beach Mortgage Loan Trust (continued)
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 1.01% (B), 10/25/2034	$ 411,828	$ 408,851
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A) (C) (D)	429,010	432,695
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 1.01% (B), 09/25/2034	78,909	78,508
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 0.86% (B), 12/25/2034	79,959	78,482
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (A)	635,000	635,030
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
1-Month LIBOR + 2.33%, 2.43% (B), 11/25/2033	145,966	149,885
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 1.07% (B), 09/25/2034	639,316	624,535
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 0.93% (B), 12/25/2033	182,717	181,266
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 1.04% (B), 07/25/2034	105,007	103,830
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 1.61% (B), 09/25/2034	402,613	402,772
Series 2004-NC8, Class M5,
1-Month LIBOR + 1.65%, 1.76% (B), 09/25/2034	301,971	301,839
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1-Month LIBOR + 0.98%, 1.09% (B), 02/25/2033	528,647	529,170
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	1,243,681	1,263,534
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 1.11% (B), 08/25/2034	353,799	352,036
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 2.13% (B), 08/25/2034	178,326	178,142
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3,
2.12%, 04/18/2022	21,824	21,839
NovaStar Mortgage Funding Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.13%, 1.23% (B), 12/25/2033	41,608	41,593
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (A)	1,091,320	1,102,439
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,456,000	1,456,778
Oportun Funding XIV LLC
Series 2021-A, Class A,
1.21%, 03/08/2028 (A)	355,000	354,840

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 1.65%, 1.76% (B), 01/25/2034	$ 397,679	$ 398,428
Option One Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2003-6, Class A2,
1-Month LIBOR + 0.66%, 0.77% (B), 11/25/2033	389,224	378,541
Pagaya AI Debt Selection Trust
Series 2021-1, Class A,
1.18%, 11/15/2027 (A)	2,050,000	2,049,995
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
1-Month LIBOR + 1.25%, 1.35% (B), 01/25/2036	419,314	420,870
Progress Residential Trust
Series 2017-SFR1, Class A,
2.77%, 08/17/2034 (A)	166,918	167,937
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (A)	2,000,000	2,013,077
Series 2018-SFR2, Class A,
3.71%, 08/17/2035 (A)	2,400,000	2,412,723
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	771,000	777,077
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.65%, 1.08% (B), 06/25/2035	1,079,461	1,081,579
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 0.75% (B), 03/25/2035	222,369	221,269
Regional Management Issuance Trust
Series 2019-1, Class B,
3.43%, 11/15/2028 (A)	1,600,000	1,630,830
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1-Month LIBOR + 0.88%, 0.99% (B), 08/25/2033	632,661	621,599
SART
Series 2018-1,
4.75%, 06/15/2025	951,558	962,263
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 1.83% (B), 02/25/2034	171,056	171,689
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 0.78% (B), 06/25/2035	476,514	474,996
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1-Month LIBOR + 0.90%, 1.01% (B), 11/25/2034	294,247	292,991
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
1-Month LIBOR + 0.17%, 0.28% (B), 01/25/2037	161,748	160,805

Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	$ 1,000,000	$ 1,014,112
Tesla Auto Lease Trust
Series 2021-A, Class A4,
0.66%, 03/20/2025 (A)	650,000	649,328
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (A)	780,570	781,562
Upstart Securitization Trust
Series 2021-A1, Class A,
0.87%, 03/20/2031 (A)	1,159,966	1,160,839
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	193,837	197,520
Vericrest Opportunity Loan Trust
Series 2020-NPL2, Class A1A,
2.98% (B), 02/25/2050 (A)	758,879	761,445
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	1,097,497	1,097,497
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	267,404	281,930
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
1-Month LIBOR + 0.60%, 0.71% (B), 04/25/2034	497,220	485,086
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	85,160	85,301
World Financial Network Credit Card Master Trust
Series 2019-A, Class A,
3.14%, 12/15/2025	935,000	957,913

		69,300,703

Total Asset-Backed Securities (Cost $69,955,589)		71,404,272

CORPORATE DEBT SECURITIES - 29.9%
Australia - 0.3%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	216,000	238,965
Australia & New Zealand Banking Group, Ltd.
Fixed until 07/22/2025, 2.95% (B), 07/22/2030 (A)	285,000	294,550
4.40%, 05/19/2026 (A)	200,000	224,027
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	184,000	197,817
Macquarie Bank, Ltd.
Fixed until 03/03/2031, 3.05% (B), 03/03/2036 (A)	390,000	373,178
4.00%, 07/29/2025 (A)	150,000	166,137
Macquarie Group, Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	200,000	196,157
Fixed until 11/28/2027, 3.76% (B), 11/28/2028 (A)	259,000	281,709
Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	600,000	693,282
National Australia Bank, Ltd.
2.65%, 01/14/2041 (A) (E)	250,000	221,482

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
National Australia Bank, Ltd. (continued)
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A)	$ 390,000	$ 413,076
Newcrest Finance Pty, Ltd.
3.25%, 05/13/2030 (A) (E)	130,000	135,935
Scentre Group Trust 1 / Scentre Group Trust 2
3.25%, 10/28/2025 (A)	448,000	474,592
Westpac Banking Corp.
4.42%, 07/24/2039	225,000	252,261

		4,163,168

Bermuda - 0.1%
IHS Markit, Ltd.
4.25%, 05/01/2029	751,000	846,741
4.75%, 08/01/2028	315,000	363,838

		1,210,579

Canada - 0.7%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	151,728	147,739
3.55%, 07/15/2031 (A)	695,856	656,814
3.75%, 06/15/2029 (A)	978,755	997,753
4.13%, 11/15/2026 (A)	174,529	172,781
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A)	190,000	193,856
3.80%, 01/25/2050 (A) (E)	220,000	219,866
Bank of Montreal
Fixed until 12/15/2027, 3.80% (B), 12/15/2032	117,000	128,446
Barrick Gold Corp.
6.45%, 10/15/2035	80,000	105,225
Bell Canada
4.30%, 07/29/2049	206,000	230,278
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	129,588
4.70%, 09/20/2047	147,000	167,177
4.85%, 03/29/2029	169,000	195,180
Element Fleet Management Corp.
1.60%, 04/06/2024	180,000	179,789
Enbridge, Inc.
4.50%, 06/10/2044	120,000	129,512
Fortis, Inc.
3.06%, 10/04/2026	923,000	982,047
Glencore Finance Canada, Ltd.
5.55%, 10/25/2042 (A)	128,000	155,751
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (B), 02/24/2032	400,000	439,243
Nutrien, Ltd.
4.13%, 03/15/2035	200,000	220,402
5.00%, 04/01/2049	95,000	118,402
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	200,000	204,826
3.88%, 03/20/2027 (A)	201,000	220,312
Rogers Communications, Inc.
4.35%, 05/01/2049	235,000	255,534
Royal Bank of Canada
4.65%, 01/27/2026, MTN	103,000	117,481
Suncor Energy, Inc.
3.10%, 05/15/2025	1,042,000	1,112,378
3.75%, 03/04/2051	145,000	140,936
5.95%, 12/01/2034	300,000	374,993
7.88%, 06/15/2026	66,000	84,177
Teck Resources, Ltd.
5.40%, 02/01/2043	419,000	470,851

Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030 (E)	$ 425,000	$ 473,427
4.25%, 05/15/2028	60,000	67,407
4.63%, 03/01/2034	265,000	297,272
4.88%, 01/15/2026	162,000	186,332
6.20%, 10/15/2037	100,000	129,402
Transcanada Trust
Fixed until 08/15/2026, 5.88% (B), 08/15/2076 (E)	235,000	256,150

		9,961,327

Cayman Islands - 0.5%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026 (A) (E)	305,000	291,613
2.88%, 02/15/2025 (A)	750,000	746,973
3.63%, 05/01/2022 (A)	340,000	346,709
3.95%, 07/01/2024 (A)	520,000	543,507
4.25%, 04/15/2026 (A)	480,000	502,543
4.38%, 05/01/2026 (A)	350,000	365,730
5.25%, 05/15/2024 (A)	270,000	291,585
5.50%, 01/15/2023 - 01/15/2026 (A)	840,000	908,407
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (A) (E)	325,000	350,837
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (A)	200,000	208,426
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023 (A)	315,000	328,970
5.25%, 08/15/2022 (A)	1,040,000	1,091,785
5.50%, 02/15/2024 (A)	155,000	168,479
Vale Overseas, Ltd.
3.75%, 07/08/2030	961,000	1,007,032

		7,152,596

China - 0.0% (F)
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	252,350

Colombia - 0.0% (F)
Ecopetrol SA
4.13%, 01/16/2025	107,000	114,212
5.38%, 06/26/2026	116,000	130,080

		244,292

Denmark - 0.2%
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (B), 12/08/2023 (A)	534,000	536,902
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	564,000	600,463
Fixed until 01/12/2022, 5.00% (B), 01/12/2023 (A)	870,000	897,504
5.38%, 01/12/2024 (A)	430,000	479,455

		2,514,324

Finland - 0.1%
Nordea Bank Abp
4.25%, 09/21/2022 (A)	200,000	210,508
Fixed until 09/13/2028, 4.63% (B), 09/13/2033 (A)	270,000	294,215
Fixed until 03/26/2026 (G), 6.63% (A) (B)	290,000	331,325

		836,048

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France - 0.9%
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	$ 740,000	$ 758,623
2.82%, 01/26/2041 (A)	360,000	323,869
Fixed until 01/13/2030, 3.05% (B), 01/13/2031 (A)	435,000	446,699
3.80%, 01/10/2024 (A)	918,000	988,888
BPCE SA
Fixed until 10/06/2025, 1.65% (B), 10/06/2026 (A)	590,000	588,376
Fixed until 01/20/2031, 2.28% (B), 01/20/2032 (A)	250,000	241,528
2.38%, 01/14/2025 (A)	698,000	720,872
3.38%, 12/02/2026, MTN	270,000	293,815
4.50%, 03/15/2025 (A)	650,000	713,621
4.63%, 07/11/2024 (A)	200,000	220,563
5.15%, 07/21/2024 (A)	715,000	800,229
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (B), 01/26/2027 (A)	445,000	435,036
2.81%, 01/11/2041 (A)	250,000	225,546
3.25%, 10/04/2024 (A)	820,000	880,419
4.13%, 01/10/2027 (A)	500,000	559,409
Fixed until 12/23/2025 (G), 8.13% (A) (B)	280,000	337,400
Societe Generale SA
Fixed until 12/14/2025, 1.49% (B), 12/14/2026 (A)	1,030,000	1,011,809
2.63%, 10/16/2024 (A)	934,000	974,291
3.00%, 01/22/2030 (A) (E)	240,000	242,116
Fixed until 07/08/2030, 3.65% (B), 07/08/2035 (A) (E)	380,000	379,143
3.88%, 03/28/2024 (A)	560,000	603,941
4.25%, 04/14/2025 - 08/19/2026 (A)	500,000	543,332
Total Capital International SA
2.99%, 06/29/2041	756,000	723,054
3.13%, 05/29/2050	100,000	93,837
3.46%, 07/12/2049	325,000	324,896

		13,431,312

Germany - 0.2%
Deutsche Bank AG
1.69%, 03/19/2026	460,000	458,810
Fixed until 11/24/2025, 2.13% (B), 11/24/2026	200,000	200,403
Fixed until 09/18/2023, 2.22% (B), 09/18/2024	1,170,000	1,200,911
3.70%, 05/30/2024	133,000	142,207
4.25%, 10/14/2021	403,000	410,654

		2,412,985

Guernsey, Channel Islands - 0.0% (F)
Credit Suisse Group AG
3.75%, 03/26/2025	350,000	377,036

Hong Kong - 0.0% (F)
AIA Group, Ltd.
3.60%, 04/09/2029 (A)	265,000	284,621

Ireland - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	238,000	231,058
2.88%, 08/14/2024	180,000	185,600
3.15%, 02/15/2024	485,000	505,265
3.30%, 01/23/2023	150,000	155,520

Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (continued)
3.50%, 01/15/2025	$ 345,000	$ 361,676
4.13%, 07/03/2023	150,000	159,118
4.45%, 12/16/2021	150,000	153,453
4.50%, 09/15/2023	610,000	656,093
6.50%, 07/15/2025	320,000	372,914
AIB Group PLC
Fixed until 04/10/2024, 4.26% (B), 04/10/2025 (A) (E)	828,000	900,380
4.75%, 10/12/2023 (A)	525,000	573,965
Aon PLC
3.50%, 06/14/2024	200,000	214,864
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,145,000	1,312,302
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	140,796
3.20%, 09/23/2026	605,000	651,497

		6,574,501

Italy - 0.1%
Eni SpA
4.00%, 09/12/2023 (A)	200,000	214,909
4.25%, 05/09/2029 (A)	206,000	229,840
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	350,000	351,256
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	920,000	1,018,651

		1,814,656

Japan - 0.8%
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (G), 4.00% (A) (B)	221,000	237,089
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	171,000	175,297
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	913,000	941,419
3.41%, 03/07/2024	420,000	450,933
3.75%, 07/18/2039	285,000	305,076
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	205,322
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A)	230,000	250,895
Mizuho Financial Group, Inc.
3-Month LIBOR + 0.63%, 0.82% (B), 05/25/2024	400,000	401,840
Fixed until 05/22/2026, 1.23% (B), 05/22/2027	1,064,000	1,035,369
Fixed until 05/25/2025, 2.23% (B), 05/25/2026	882,000	906,523
Fixed until 09/13/2029, 2.87% (B), 09/13/2030	272,000	277,252
MUFG Bank, Ltd.
4.10%, 09/09/2023 (A)	200,000	216,746
Nissan Motor Co., Ltd.
3.52%, 09/17/2025 (A)	520,000	550,636
4.35%, 09/17/2027 (A)	703,000	764,218
Nomura Holdings, Inc.
2.65%, 01/16/2025	450,000	465,289
2.68%, 07/16/2030	200,000	196,241
NTT Finance Corp.
1.16%, 04/03/2026 (A)	340,000	335,354
ORIX Corp.
2.90%, 07/18/2022	126,000	129,820

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan (continued)
ORIX Corp. (continued)
3.25%, 12/04/2024	$ 300,000	$ 323,892
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A)	200,000	214,500
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	205,000	205,008
2.35%, 01/15/2025 (E)	688,000	713,866
2.63%, 07/14/2026	134,000	140,450
3.04%, 07/16/2029	473,000	491,504
3.45%, 01/11/2027	285,000	309,393
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	535,000	516,542
3.18%, 07/09/2050	430,000	407,427
3.38%, 07/09/2060	200,000	191,279
5.00%, 11/26/2028	660,000	780,650

		12,139,830

Jersey, Channel Islands - 0.0% (F)
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040 (A)	300,000	289,237

Luxembourg - 0.0% (F)
DH Europe Finance II SARL
3.25%, 11/15/2039	200,000	203,445
nVent Finance SARL
4.55%, 04/15/2028	187,000	197,859

		401,304

Mexico - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	206,620
3.63%, 04/22/2029	570,000	611,860
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	182,780
2.75%, 01/22/2030	175,000	177,279
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	340,000	338,667
Grupo Bimbo SAB de CV
4.00%, 09/06/2049 (A)	400,000	395,078
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	200,000	198,500

		2,110,784

Multi-National - 0.1%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	919,000	998,240

Netherlands - 0.5%
ABN AMRO Bank NV
4.75%, 07/28/2025 (A)	300,000	335,656
Airbus SE
3.95%, 04/10/2047 (A)	150,000	158,360
Cooperatieve Rabobank UA
3.75%, 07/21/2026	960,000	1,046,493
4.38%, 08/04/2025	255,000	282,292
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (A)	386,000	460,819
EDP Finance BV
1.71%, 01/24/2028 (A)	620,000	597,187
3.63%, 07/15/2024 (A)	200,000	215,923
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	213,784
3.63%, 05/25/2027 (A)	420,000	454,082
4.63%, 09/14/2025 (A)	200,000	226,385

Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Heineken NV
3.40%, 04/01/2022 (A)	$ 150,000	$ 154,216
ING Groep NV
4.10%, 10/02/2023	480,000	519,760
Shell International Finance BV
2.75%, 04/06/2030	1,078,000	1,112,530
3.25%, 04/06/2050	100,000	97,656
4.13%, 05/11/2035	290,000	329,583
4.55%, 08/12/2043	18,000	21,303
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (A)	350,000	361,849
3.13%, 03/16/2024 (A)	250,000	267,389
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	220,000	242,222

		7,097,489

New Zealand - 0.1%
ANZ New Zealand International, Ltd.
3.45%, 07/17/2027 (A)	222,000	243,849
ASB Bank, Ltd.
3.13%, 05/23/2024 (A)	535,000	574,163

		818,012

Norway - 0.0% (F)
Equinor ASA
2.38%, 05/22/2030	70,000	69,778
2.88%, 04/06/2025	145,000	154,771

		224,549

Panama - 0.0% (F)
Banco Nacional de Panama
2.50%, 08/11/2030 (A)	300,000	278,400

Republic of Korea - 0.0% (F)
KIA Motors Corp.
3.25%, 04/21/2026 (A)	440,000	469,407

Saudi Arabia - 0.0% (F)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (A)	200,000	201,339

Singapore - 0.0% (F)
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	210,000	214,139
3.50%, 10/10/2024 (A)	200,000	214,364

		428,503

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	200,000	196,324
Banco Santander SA
1.85%, 03/25/2026	400,000	399,051
2.71%, 06/27/2024	800,000	844,055
2.75%, 12/03/2030	200,000	190,286
3.49%, 05/28/2030	600,000	624,220
Telefonica Emisiones SA
4.67%, 03/06/2038	730,000	825,460
4.90%, 03/06/2048	340,000	388,017

		3,467,413

Switzerland - 0.5%
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (B), 02/02/2027 (A)	290,000	280,789

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland (continued)
Credit Suisse Group AG (continued)
Fixed until 06/05/2025, 2.19% (B), 06/05/2026 (A)	$ 250,000	$ 253,967
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	990,000	1,026,517
Fixed until 06/12/2023, 4.21% (B), 06/12/2024 (A)	797,000	851,163
4.28%, 01/09/2028 (A)	2,053,000	2,255,965
Fixed until 02/11/2027 (G), 5.25% (A) (B)	380,000	383,800
UBS Group AG
Fixed until 01/30/2026, 1.36% (B), 01/30/2027 (A)	340,000	334,901
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	200,000	206,114
Fixed until 08/13/2029, 3.13% (B), 08/13/2030 (A)	522,000	546,692
4.13%, 09/24/2025 (A)	340,000	377,234

		6,517,142

United Kingdom - 1.8%
Anglo American Capital PLC
2.88%, 03/17/2031 (A)	330,000	327,247
4.00%, 09/11/2027 (A)	250,000	275,380
AstraZeneca PLC
1.38%, 08/06/2030	767,000	703,058
2.13%, 08/06/2050 (E)	412,000	332,372
4.00%, 09/18/2042	90,000	99,893
6.45%, 09/15/2037	120,000	169,997
BAE Systems PLC
1.90%, 02/15/2031 (A)	256,000	239,175
3.40%, 04/15/2030 (A)	1,076,000	1,141,357
Barclays PLC
Fixed until 12/10/2023, 1.01% (B), 12/10/2024	419,000	419,144
3.65%, 03/16/2025	200,000	214,954
Fixed until 05/07/2024, 3.93% (B), 05/07/2025	680,000	733,909
4.84%, 05/09/2028	236,000	262,926
BAT International Finance PLC
1.67%, 03/25/2026	135,000	133,573
BP Capital Markets PLC
3.28%, 09/19/2027	794,000	857,081
3.54%, 11/04/2024	230,000	251,099
Fixed until 06/22/2025 (G), 4.38% (B)	76,000	80,393
Fixed until 03/22/2030 (G), 4.88% (B)	429,000	459,566
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (B), 09/22/2028	1,260,000	1,237,428
Fixed until 08/18/2030, 2.36% (B), 08/18/2031	550,000	528,915
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	500,000	547,095
4.25%, 08/18/2025	200,000	219,806
Fixed until 09/12/2025, 4.29% (B), 09/12/2026	1,309,000	1,447,072
4.38%, 11/23/2026	200,000	222,583
4.95%, 03/31/2030	489,000	570,570
Fixed until 03/30/2025 (G), 6.38% (B)	200,000	220,400
6.50%, 09/15/2037	375,000	498,026
Imperial Brands Finance PLC
3.13%, 07/26/2024 (A)	404,000	426,912
3.50%, 07/26/2026 (A)	612,000	653,647
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (B), 05/11/2027	510,000	506,186
4.38%, 03/22/2028	221,000	247,913

Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
LSEGA Financing PLC
2.00%, 04/06/2028 (A) (H)	$ 540,000	$ 533,718
Nationwide Building Society
1.00%, 08/28/2025 (A)	550,000	540,832
Fixed until 03/08/2028, 4.30% (B), 03/08/2029 (A)	450,000	497,680
Natwest Group PLC
Fixed until 05/22/2027, 3.07% (B), 05/22/2028	560,000	582,958
3.88%, 09/12/2023	550,000	589,781
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,110,000	1,211,417
Fixed until 05/08/2029, 4.45% (B), 05/08/2030	380,000	422,977
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/2027 (A)	210,000	224,627
Royalty Pharma PLC
0.75%, 09/02/2023 (A)	240,000	239,750
1.20%, 09/02/2025 (A)	645,000	631,398
1.75%, 09/02/2027 (A)	235,000	228,073
3.30%, 09/02/2040 (A)	195,000	187,518
3.55%, 09/02/2050 (A) (E)	200,000	189,998
Santander UK Group Holdings PLC
Fixed until 03/15/2024, 1.09% (B), 03/15/2025	990,000	988,599
Fixed until 03/15/2031, 2.90% (B), 03/15/2032	470,000	467,218
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	505,000	508,207
Fixed until 01/14/2026, 1.46% (B), 01/14/2027 (A)	1,185,000	1,156,696
Fixed until 09/10/2021, 2.74% (B), 09/10/2022 (A)	200,000	201,770
Fixed until 01/30/2025, 2.82% (B), 01/30/2026 (A)	985,000	1,023,750
5.20%, 01/26/2024 (A)	210,000	230,119
Vodafone Group PLC
4.25%, 09/17/2050	57,000	62,606
4.38%, 02/19/2043	205,000	227,943
4.88%, 06/19/2049	244,000	289,280
5.25%, 05/30/2048	187,000	233,084
6.25%, 11/30/2032	180,000	237,691

		25,735,367

United States - 22.2%
7-Eleven, Inc.
1.30%, 02/10/2028 (A)	153,000	146,658
2.50%, 02/10/2041 (A)	279,000	251,822
2.80%, 02/10/2051 (A)	235,000	209,759
Abbott Laboratories
1.15%, 01/30/2028	170,000	163,000
AbbVie, Inc.
2.80%, 03/15/2023	129,000	133,747
3.20%, 11/21/2029	3,086,000	3,280,646
3.45%, 03/15/2022	269,000	275,196
3.85%, 06/15/2024	164,000	178,532
4.05%, 11/21/2039	999,000	1,115,235
4.40%, 11/06/2042	230,000	265,443
4.45%, 05/14/2046	518,000	595,202
4.50%, 05/14/2035	200,000	233,619
4.75%, 03/15/2045	120,000	142,671
Activision Blizzard, Inc.
2.50%, 09/15/2050	419,000	350,863
AES Corp.
1.38%, 01/15/2026 (A)	280,000	272,779

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AES Corp. (continued)
2.45%, 01/15/2031 (A)	$ 242,000	$ 231,194
3.30%, 07/15/2025 (A)	245,000	259,911
Aetna, Inc.
3.88%, 08/15/2047	253,000	264,081
4.13%, 11/15/2042	334,000	362,158
6.75%, 12/15/2037	70,000	99,455
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	150,000	208,031
Air Lease Corp.
2.88%, 01/15/2026, MTN	420,000	435,615
3.25%, 03/01/2025 - 10/01/2029	2,053,000	2,129,880
3.38%, 07/01/2025	210,000	221,736
Air Products & Chemicals, Inc.
2.80%, 05/15/2050	60,000	55,328
Albemarle Corp.
5.45%, 12/01/2044	80,000	92,064
Alexander Funding Trust
1.84%, 11/15/2023 (A)	1,665,000	1,690,408
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	140,000	127,170
4.90%, 12/15/2030	230,000	271,505
Alliant Energy Finance LLC
1.40%, 03/15/2026 (A)	90,000	88,246
Alphabet, Inc.
1.90%, 08/15/2040	329,000	283,458
Altria Group, Inc.
2.45%, 02/04/2032	455,000	432,378
3.40%, 02/04/2041	385,000	356,009
3.88%, 09/16/2046	614,000	594,088
4.80%, 02/14/2029	570,000	655,855
Amazon.com, Inc.
2.70%, 06/03/2060	185,000	163,432
3.88%, 08/22/2037	844,000	961,748
Ameren Corp.
1.75%, 03/15/2028	170,000	164,217
3.50%, 01/15/2031	382,000	404,815
American Airlines Pass-Through Trust
3.00%, 04/15/2030	391,204	394,179
3.65%, 02/15/2029	472,535	476,074
3.70%, 04/01/2028	118,484	117,580
American International Group, Inc.
3.88%, 01/15/2035	377,000	409,562
4.80%, 07/10/2045	190,000	223,966
American Tower Corp.
1.50%, 01/31/2028	310,000	295,423
1.88%, 10/15/2030	275,000	257,069
2.75%, 01/15/2027	655,000	683,372
2.95%, 01/15/2051	83,000	73,135
3.10%, 06/15/2050	127,000	116,369
3.38%, 10/15/2026	93,000	100,443
3.70%, 10/15/2049	350,000	352,700
3.95%, 03/15/2029	965,000	1,060,758
American Water Capital Corp.
2.80%, 05/01/2030 (E)	450,000	462,476
4.00%, 12/01/2046	71,000	77,916
Amgen, Inc.
3.15%, 02/21/2040	423,000	420,317
Analog Devices, Inc.
4.50%, 12/05/2036	140,000	154,389
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	2,257,000	2,642,214
4.90%, 02/01/2046	375,000	444,158
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/2043	160,000	169,494
4.63%, 02/01/2044	45,000	51,206
4.70%, 02/01/2036	246,000	285,229

Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	$ 380,000	$ 423,274
4.35%, 06/01/2040	210,000	236,882
4.38%, 04/15/2038	394,000	446,895
4.44%, 10/06/2048	345,000	386,390
4.50%, 06/01/2050	1,019,000	1,152,922
4.60%, 04/15/2048	433,000	495,169
ANR Pipeline Co.
9.63%, 11/01/2021	50,000	52,575
Anthem, Inc.
2.88%, 09/15/2029	560,000	580,741
3.60%, 03/15/2051	90,000	92,767
4.10%, 03/01/2028	105,000	118,029
4.63%, 05/15/2042	89,000	104,826
4.65%, 08/15/2044	97,000	115,232
Appalachian Power Co.
2.70%, 04/01/2031	239,000	238,206
5.80%, 10/01/2035	15,000	18,956
Apple, Inc.
2.38%, 02/08/2041	245,000	227,014
2.65%, 05/11/2050 - 02/08/2051	334,000	303,086
2.80%, 02/08/2061	75,000	67,144
2.95%, 09/11/2049	554,000	528,618
3.45%, 02/09/2045	736,000	776,964
3.75%, 09/12/2047	300,000	328,196
3.85%, 08/04/2046	129,000	144,399
Arizona Public Service Co.
5.05%, 09/01/2041	23,000	28,364
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	141,283
3.88%, 01/12/2028	111,000	120,393
Assurant, Inc.
4.20%, 09/27/2023	250,000	270,602
AT&T, Inc.
1.65%, 02/01/2028	475,000	459,320
2.25%, 02/01/2032	805,000	765,018
2.55%, 12/01/2033 (A)	1,298,000	1,230,521
3.10%, 02/01/2043	1,146,000	1,066,404
3.50%, 06/01/2041	230,000	226,880
3.50%, 09/15/2053 (A)	349,000	320,974
3.55%, 09/15/2055 (A)	737,000	673,010
3.65%, 09/15/2059 (A)	1,149,000	1,046,661
4.30%, 02/15/2030	335,000	377,038
4.80%, 06/15/2044	126,000	143,547
Athene Global Funding
2.95%, 11/12/2026 (A)	1,390,000	1,459,032
Atmos Energy Corp.
0.63%, 03/09/2023	420,000	420,164
3.00%, 06/15/2027	180,000	191,948
AutoZone, Inc.
1.65%, 01/15/2031	170,000	155,501
Avangrid, Inc.
3.15%, 12/01/2024	108,000	116,059
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	170,000	165,558
2.88%, 01/20/2022 (A)	150,000	152,171
5.50%, 12/15/2024 (A)	449,000	502,001
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/2029 (E)	390,000	407,798
Baker Hughes Holdings LLC
5.13%, 09/15/2040 (E)	115,000	139,818
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	120,000	111,049
3.50%, 08/15/2046	141,000	143,578
5.20%, 06/15/2033	200,000	230,153

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (B), 07/23/2031, MTN	$ 320,000	$ 300,363
Fixed until 10/24/2030, 1.92% (B), 10/24/2031, MTN	320,000	300,909
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	600,000	600,575
Fixed until 06/19/2040, 2.68% (B), 06/19/2041, MTN	1,718,000	1,605,029
Fixed until 10/22/2029, 2.88% (B), 10/22/2030, MTN	980,000	1,006,795
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	161,000	171,810
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,650,000	1,772,449
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	1,594,000	1,708,697
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	115,000	121,336
Fixed until 07/21/2027, 3.59% (B), 07/21/2028, MTN	245,000	265,753
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	2,798,000	3,058,825
Fixed until 01/20/2027, 3.82% (B), 01/20/2028, MTN	2,194,000	2,409,136
3.95%, 04/21/2025, MTN	338,000	370,373
Fixed until 03/05/2028, 3.97% (B), 03/05/2029, MTN	400,000	440,507
4.00%, 01/22/2025, MTN	378,000	412,992
4.18%, 11/25/2027, MTN	265,000	294,554
4.25%, 10/22/2026, MTN	142,000	159,102
Fixed until 06/01/2023 (G), 5.20% (B) (E)	340,000	355,300
BAT Capital Corp.
2.26%, 03/25/2028	180,000	177,085
3.22%, 09/06/2026	50,000	52,784
3.56%, 08/15/2027	894,000	950,019
3.73%, 09/25/2040	120,000	114,451
3.98%, 09/25/2050	185,000	173,238
4.39%, 08/15/2037	694,000	726,152
4.54%, 08/15/2047	266,000	267,125
4.91%, 04/02/2030	472,000	538,518
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	270,000	304,678
Becton Dickinson & Co.
1.96%, 02/11/2031	395,000	374,429
3.36%, 06/06/2024	375,000	402,682
3.70%, 06/06/2027	60,000	66,081
3.79%, 05/20/2050	202,000	212,312
4.67%, 06/06/2047	270,000	321,412
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	165,000	147,345
6.13%, 04/01/2036	122,000	164,325
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	244,000	224,134
4.20%, 08/15/2048	356,000	407,662
Biogen, Inc.
2.25%, 05/01/2030	1,022,000	992,757
3.15%, 05/01/2050	105,000	96,145
Blackstone Secured Lending Fund
3.65%, 07/14/2023 (A)	205,000	213,738
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	186,551
Boardwalk Pipelines, LP
4.80%, 05/03/2029	170,000	187,815
Boeing Co.
1.17%, 02/04/2023	200,000	201,014
1.43%, 02/04/2024	405,000	405,713
1.95%, 02/01/2024	335,000	343,209

Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Boeing Co. (continued)
2.20%, 02/04/2026	$ 1,055,000	$ 1,051,286
2.25%, 06/15/2026	200,000	197,745
2.75%, 02/01/2026	1,775,000	1,826,345
3.10%, 05/01/2026	280,000	292,891
3.25%, 03/01/2028 - 02/01/2035	338,000	339,964
3.60%, 05/01/2034	285,000	284,752
3.63%, 02/01/2031 (E)	685,000	716,133
4.51%, 05/01/2023	690,000	739,127
4.88%, 05/01/2025	1,033,000	1,149,785
5.04%, 05/01/2027	174,000	198,273
5.15%, 05/01/2030	295,000	339,288
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	205,000	199,287
Boston Gas Co.
3.00%, 08/01/2029 (A)	330,000	340,698
4.49%, 02/15/2042 (A)	14,000	15,657
Boston Properties, LP
2.55%, 04/01/2032	360,000	344,833
3.20%, 01/15/2025	190,000	203,094
Boston Scientific Corp.
2.65%, 06/01/2030	350,000	352,719
4.00%, 03/01/2029	238,000	263,785
4.70%, 03/01/2049	200,000	241,044
BP Capital Markets America, Inc.
1.75%, 08/10/2030 (E)	115,000	108,565
2.77%, 11/10/2050	160,000	139,490
2.94%, 06/04/2051	465,000	413,728
3.00%, 02/24/2050	163,000	148,232
3.02%, 01/16/2027	390,000	416,798
3.54%, 04/06/2027	50,000	54,698
Bristol-Myers Squibb Co.
1.13%, 11/13/2027 (E)	45,000	43,479
2.55%, 11/13/2050	575,000	511,794
3.40%, 07/26/2029	665,000	726,090
3.45%, 11/15/2027	386,000	424,206
4.13%, 06/15/2039	252,000	291,990
4.55%, 02/20/2048	235,000	285,357
5.00%, 08/15/2045	171,000	219,076
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	317,382	315,996
4.13%, 03/20/2033 (A)	549,067	549,708
Brixmor Operating Partnership, LP
2.25%, 04/01/2028	230,000	225,508
3.85%, 02/01/2025	150,000	162,240
Broadcom, Inc.
1.95%, 02/15/2028 (A) (E)	681,000	665,218
2.45%, 02/15/2031 (A)	1,074,000	1,014,852
4.11%, 09/15/2028	379,000	413,580
4.15%, 11/15/2030	294,000	317,668
4.25%, 04/15/2026	250,000	277,364
4.75%, 04/15/2029	880,000	988,614
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	160,000	176,726
Brown & Brown, Inc.
2.38%, 03/15/2031	460,000	441,907
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	680,000	680,023
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	310,000	337,253
4.38%, 09/01/2042	80,000	92,970
5.15%, 09/01/2043	231,000	296,329
6.15%, 05/01/2037	200,000	277,370
7.95%, 08/15/2030	200,000	284,571
Cameron LNG LLC
3.70%, 01/15/2039 (A)	414,000	438,309
Campbell Soup Co.
3.13%, 04/24/2050	260,000	241,279

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Capital One Financial Corp.
3.20%, 02/05/2025	$ 175,000	$ 186,496
3.75%, 04/24/2024 - 07/28/2026	240,000	260,269
4.20%, 10/29/2025	80,000	88,511
Cargill, Inc.
2.13%, 04/23/2030 (A)	451,000	442,978
Carrier Global Corp.
2.49%, 02/15/2027	202,000	208,498
Celanese US Holdings LLC
3.50%, 05/08/2024	350,000	375,258
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	137,000	146,853
CenterPoint Energy, Inc.
2.95%, 03/01/2030	23,000	23,583
Fixed until 09/01/2023 (G), 6.13% (B)	280,000	293,300
CF Industries, Inc.
4.95%, 06/01/2043	107,000	122,550
5.15%, 03/15/2034	172,000	196,592
Charles Schwab Corp.
Fixed until 06/01/2026 (G), 4.00% (B)	710,000	718,804
Fixed until 12/01/2030 (G), 4.00% (B)	955,000	937,476
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	170,000	157,868
3.50%, 06/01/2041	260,000	246,611
3.70%, 04/01/2051	665,000	620,076
3.75%, 02/15/2028	470,000	508,686
4.80%, 03/01/2050	1,034,000	1,106,123
5.05%, 03/30/2029	230,000	264,213
6.38%, 10/23/2035	90,000	116,969
6.83%, 10/23/2055	120,000	163,699
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	875,000	1,000,179
Chevron USA, Inc.
2.34%, 08/12/2050	218,000	180,577
3.25%, 10/15/2029	200,000	215,407
3.85%, 01/15/2028	762,000	848,643
5.25%, 11/15/2043	220,000	283,902
Children’s Hospital
2.93%, 07/15/2050	180,000	163,991
Cigna Corp.
2.38%, 03/15/2031	240,000	235,988
3.20%, 03/15/2040	293,000	292,576
3.40%, 03/01/2027 - 03/15/2051	608,000	614,292
4.38%, 10/15/2028	188,000	214,084
4.50%, 02/25/2026	144,000	163,770
Cigna Holding Co.
3.25%, 04/15/2025	95,000	100,536
Cimarex Energy Co.
3.90%, 05/15/2027	670,000	729,014
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (B), 01/28/2027	393,000	384,248
Fixed until 11/05/2029, 2.98% (B), 11/05/2030	771,000	797,990
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	2,441,000	2,636,207
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	1,020,000	1,114,885
3.88%, 03/26/2025	80,000	87,132
Fixed until 02/18/2026 (G), 3.88% (B)	1,185,000	1,179,466
Fixed until 01/24/2038, 3.88% (B), 01/24/2039 (E)	100,000	107,773
Fixed until 12/10/2025 (G), 4.00% (B)	385,000	388,754
4.30%, 11/20/2026	786,000	876,811
4.40%, 06/10/2025	358,000	397,761

Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
5.30%, 05/06/2044	$ 20,000	$ 25,247
Fixed until 08/15/2026 (G), 6.25% (B)	460,000	525,550
Fixed until 05/15/2024 (G), 6.30% (B)	96,000	101,982
Citrix Systems, Inc.
1.25%, 03/01/2026	100,000	98,263
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	127,000	129,842
4.55%, 11/15/2030 (A)	230,000	255,182
Clorox Co.
1.80%, 05/15/2030	183,000	173,976
CMS Energy Corp.
Fixed until 03/01/2030, 4.75% (B), 06/01/2050	255,000	275,400
CNA Financial Corp.
3.45%, 08/15/2027	160,000	174,248
Coca-Cola Co.
2.50%, 06/01/2040	219,000	205,274
2.60%, 06/01/2050	221,000	199,414
Comcast Corp.
1.50%, 02/15/2031	300,000	278,088
2.35%, 01/15/2027	630,000	657,241
2.45%, 08/15/2052 (E)	876,000	746,308
3.20%, 07/15/2036	531,000	553,679
3.25%, 11/01/2039	890,000	914,911
3.40%, 04/01/2030 - 07/15/2046	394,000	409,771
3.45%, 02/01/2050	142,000	146,042
3.75%, 04/01/2040	521,000	570,437
4.20%, 08/15/2034	270,000	308,884
4.25%, 01/15/2033	589,000	681,166
4.60%, 10/15/2038	244,000	293,898
4.95%, 10/15/2058	440,000	573,744
CommonSpirit Health
1.55%, 10/01/2025	140,000	140,763
2.78%, 10/01/2030	140,000	141,553
3.91%, 10/01/2050	140,000	142,188
Commonwealth Edison Co.
3.65%, 06/15/2046	170,000	180,735
3.70%, 03/01/2045	30,000	31,811
4.70%, 01/15/2044	130,000	154,302
Conagra Brands, Inc.
1.38%, 11/01/2027	350,000	336,950
5.30%, 11/01/2038	90,000	110,801
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	141,156
4.30%, 04/15/2044	244,000	282,034
ConocoPhillips
2.40%, 02/15/2031 (A)	130,000	127,688
3.75%, 10/01/2027 (A)	385,000	425,463
4.30%, 08/15/2028 (A) (E)	395,000	449,157
ConocoPhillips Co.
4.95%, 03/15/2026	150,000	173,987
Consolidated Edison Co. of New York, Inc.
3.70%, 11/15/2059	150,000	147,433
Constellation Brands, Inc.
3.15%, 08/01/2029	392,000	410,330
4.40%, 11/15/2025	120,000	135,199
Consumers Energy Co.
4.05%, 05/15/2048	70,000	80,166
Continental Airlines Pass-Through Trust
4.15%, 10/11/2025	315,430	329,455
Corning, Inc.
3.90%, 11/15/2049	464,000	500,988
5.35%, 11/15/2048	110,000	140,232
Corporate Office Properties, LP
2.75%, 04/15/2031	444,000	429,006
Cottage Health Obligated Group
3.30%, 11/01/2049	270,000	273,895

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cox Communications, Inc.
2.95%, 10/01/2050 (A)	$ 140,000	$ 123,493
4.60%, 08/15/2047 (A)	118,000	134,855
4.80%, 02/01/2035 (A)	230,000	270,089
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	216,457
Crown Castle International Corp.
2.25%, 01/15/2031 (E)	320,000	306,736
2.90%, 04/01/2041	521,000	477,221
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	104,000	104,620
CSX Corp.
2.50%, 05/15/2051	515,000	434,355
3.25%, 06/01/2027	235,000	255,413
3.80%, 11/01/2046	189,000	200,864
4.75%, 11/15/2048	223,000	267,282
6.00%, 10/01/2036, MTN	50,000	67,576
CVS Health Corp.
1.75%, 08/21/2030	810,000	755,477
1.88%, 02/28/2031	355,000	332,628
2.70%, 08/21/2040	1,172,000	1,076,548
3.25%, 08/15/2029	345,000	364,431
4.30%, 03/25/2028	827,000	938,893
5.05%, 03/25/2048	500,000	611,893
CVS Pass-Through Trust
4.70%, 01/10/2036 (A)	194,725	213,037
5.93%, 01/10/2034 (A)	187,007	215,468
6.20%, 10/10/2025 (A)	60,183	66,153
Daimler Finance North America LLC
1.45%, 03/02/2026 (A)	705,000	698,493
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (A)	581,000	658,838
5.30%, 10/01/2029 (A)	530,000	619,598
5.45%, 06/15/2023 (A)	125,000	136,602
6.02%, 06/15/2026 (A)	423,000	500,556
6.10%, 07/15/2027 (A)	241,000	289,572
Delmarva Power & Light Co.
4.00%, 06/01/2042	37,000	39,532
4.15%, 05/15/2045	140,000	154,566
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	228,311	243,682
6.82%, 02/10/2024	500,725	523,198
Diamondback Energy, Inc.
3.25%, 12/01/2026	145,000	152,014
4.75%, 05/31/2025	949,000	1,060,105
Digital Realty Trust, LP
3.70%, 08/15/2027	346,000	381,226
Discover Bank
3.45%, 07/27/2026	350,000	378,590
Discovery Communications LLC
3.63%, 05/15/2030	569,000	608,491
3.95%, 03/20/2028	615,000	671,442
4.95%, 05/15/2042	25,000	28,572
5.20%, 09/20/2047	457,000	539,627
Dollar General Corp.
4.13%, 05/01/2028	100,000	111,947
Dominion Energy, Inc.
3.38%, 04/01/2030	225,000	238,419
5.25%, 08/01/2033	70,000	84,391
Dow Chemical Co.
2.10%, 11/15/2030	394,000	379,683
8.85%, 09/15/2021	150,000	154,323
DTE Electric Co.
3.70%, 03/15/2045	93,000	98,075
Duke Energy Carolinas LLC
2.55%, 04/15/2031	270,000	271,557
3.20%, 08/15/2049	30,000	29,325

Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Carolinas LLC (continued)
4.00%, 09/30/2042	$ 150,000	$ 165,109
6.00%, 12/01/2028	100,000	125,668
Duke Energy Florida LLC
3.40%, 10/01/2046	310,000	314,198
Duke Energy Indiana LLC
2.75%, 04/01/2050	314,000	280,655
3.75%, 05/15/2046	225,000	234,500
Duke Energy Ohio, Inc.
2.13%, 06/01/2030	70,000	68,038
4.30%, 02/01/2049	30,000	34,088
Duke Energy Progress LLC
2.50%, 08/15/2050	35,000	29,724
3.70%, 10/15/2046	128,000	134,301
5.70%, 04/01/2035	100,000	126,658
Duke Realty, LP
2.88%, 11/15/2029	100,000	102,555
DuPont de Nemours, Inc.
5.32%, 11/15/2038	385,000	482,600
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	435,000	470,203
DXC Technology Co.
4.25%, 04/15/2024	79,000	85,591
Eastern Energy Gas Holdings LLC
4.60%, 12/15/2044	174,000	193,850
Eaton Corp.
4.15%, 11/02/2042	180,000	202,782
5.80%, 03/15/2037	130,000	166,171
Edison International
3.55%, 11/15/2024	505,000	542,569
4.13%, 03/15/2028	135,000	144,785
4.95%, 04/15/2025	514,000	573,534
5.75%, 06/15/2027 (E)	160,000	186,555
Electronic Arts, Inc.
1.85%, 02/15/2031	210,000	197,861
Eli Lilly & Co.
2.25%, 05/15/2050	577,000	486,035
Emera US Finance, LP
4.75%, 06/15/2046	529,000	588,155
Energy Transfer Operating, LP
2.90%, 05/15/2025	442,000	459,784
3.75%, 05/15/2030	395,000	406,959
5.15%, 02/01/2043 - 03/15/2045	381,000	390,341
5.25%, 04/15/2029	270,000	307,160
6.05%, 06/01/2041	325,000	370,435
Eni USA, Inc.
7.30%, 11/15/2027	150,000	194,545
Entergy Arkansas LLC
2.65%, 06/15/2051	190,000	167,491
4.95%, 12/15/2044	86,000	94,731
Entergy Corp.
1.90%, 06/15/2028	240,000	234,213
2.40%, 06/15/2031	320,000	308,927
Entergy Louisiana LLC
2.35%, 06/15/2032	320,000	314,957
2.40%, 10/01/2026	118,000	122,607
2.90%, 03/15/2051	330,000	301,845
3.05%, 06/01/2031	107,000	113,168
4.95%, 01/15/2045	60,000	65,039
Entergy Mississippi LLC
3.50%, 06/01/2051	60,000	60,745
Entergy Texas, Inc.
3.45%, 12/01/2027	45,000	48,043
3.55%, 09/30/2049	512,000	507,068
Enterprise Products Operating LLC
3.20%, 02/15/2052	190,000	172,564
3.70%, 01/31/2051	357,000	350,375
4.25%, 02/15/2048	20,000	21,189

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Enterprise Products Operating LLC (continued)
5.75%, 03/01/2035	$ 100,000	$ 120,990
7.55%, 04/15/2038	50,000	73,182
EQM Midstream Partners, LP
5.50%, 07/15/2028	290,000	304,425
EQT Corp.
3.90%, 10/01/2027	161,000	164,369
Equinix, Inc.
2.90%, 11/18/2026	290,000	305,704
Equitable Financial Life Global Funding
1.40%, 07/07/2025 (A)	390,000	389,638
ERAC USA Finance LLC
4.50%, 02/15/2045 (A)	130,000	148,997
Essex Portfolio, LP
2.65%, 03/15/2032 - 09/01/2050	510,000	469,125
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	770,000	792,827
Evergy Metro, Inc.
2.25%, 06/01/2030	212,000	209,208
5.30%, 10/01/2041	50,000	61,928
Evergy, Inc.
2.90%, 09/15/2029	691,000	703,768
Exelon Generation Co. LLC
3.25%, 06/01/2025	535,000	570,984
Exxon Mobil Corp.
2.61%, 10/15/2030	1,277,000	1,298,960
3.00%, 08/16/2039	445,000	432,781
3.10%, 08/16/2049	540,000	508,168
Fidelity National Information Services, Inc.
3.10%, 03/01/2041	100,000	97,998
Fiserv, Inc.
3.20%, 07/01/2026	155,000	167,079
3.50%, 07/01/2029	279,000	300,742
4.40%, 07/01/2049	145,000	166,832
Florida Power & Light Co.
3.80%, 12/15/2042	130,000	141,547
4.05%, 06/01/2042	30,000	33,862
5.63%, 04/01/2034	100,000	131,895
Ford Foundation
2.82%, 06/01/2070	95,000	85,141
Fox Corp.
5.58%, 01/25/2049	175,000	222,490
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	314,000	330,077
5.25%, 09/01/2029	616,000	673,608
GE Capital Funding LLC
4.40%, 05/15/2030 (A)	1,460,000	1,651,847
General Electric Co.
3.63%, 05/01/2030 (E)	1,183,000	1,271,871
4.13%, 10/09/2042	166,000	178,106
5.55%, 01/05/2026, MTN	422,000	499,935
General Motors Co.
4.88%, 10/02/2023	350,000	383,146
5.15%, 04/01/2038	140,000	159,992
6.13%, 10/01/2025	167,000	196,302
General Motors Financial Co., Inc.
1.25%, 01/08/2026	646,000	633,465
1.70%, 08/18/2023	615,000	626,306
2.35%, 01/08/2031 (E)	347,000	331,369
2.75%, 06/20/2025	969,000	1,011,161
3.95%, 04/13/2024	69,000	74,255
5.25%, 03/01/2026	30,000	34,353
Gilead Sciences, Inc.
2.60%, 10/01/2040	719,000	660,349
2.80%, 10/01/2050	458,000	405,113
4.00%, 09/01/2036	434,000	475,339
Glencore Funding LLC
1.63%, 09/01/2025 (A)	515,000	514,610

Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Glencore Funding LLC (continued)
2.50%, 09/01/2030 (A)	$ 757,000	$ 727,419
4.00%, 03/27/2027 (A)	315,000	347,346
4.13%, 05/30/2023 (A)	117,000	125,116
4.63%, 04/29/2024 (A)	220,000	242,197
Global Payments, Inc.
2.90%, 05/15/2030	142,000	144,288
3.20%, 08/15/2029	719,000	756,776
4.15%, 08/15/2049	305,000	331,826
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	810,000	802,380
3.50%, 04/01/2025 - 11/16/2026	1,648,000	1,785,003
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	3,124,000	3,418,025
Fixed until 04/23/2028, 3.81% (B), 04/23/2029	398,000	436,135
3.85%, 01/26/2027	984,000	1,080,164
Fixed until 10/31/2037, 4.02% (B), 10/31/2038	388,000	431,488
Fixed until 05/01/2028, 4.22% (B), 05/01/2029	275,000	307,401
Fixed until 04/23/2038, 4.41% (B), 04/23/2039	665,000	768,711
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (A)	151,000	160,299
Graphic Packaging International LLC
1.51%, 04/15/2026 (A)	323,000	320,609
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	305,000	310,441
2.60%, 10/15/2025 (A)	815,000	826,709
3.45%, 10/15/2027 (A)	509,000	525,042
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (A)	36,000	38,270
Halliburton Co.
7.60%, 08/15/2096 (A)	40,000	45,316
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	130,000	127,024
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	210,000	235,547
Hartford HealthCare Corp.
3.45%, 07/01/2054	580,000	571,075
Hasbro, Inc.
3.90%, 11/19/2029	371,000	398,741
HCA, Inc.
4.50%, 02/15/2027	1,248,000	1,399,139
5.13%, 06/15/2039	280,000	334,542
5.25%, 06/15/2026 - 06/15/2049	655,000	761,400
5.50%, 06/15/2047	202,000	249,845
Healthcare Trust of America Holdings, LP
2.00%, 03/15/2031	460,000	427,964
3.10%, 02/15/2030	635,000	654,853
Healthpeak Properties, Inc.
2.88%, 01/15/2031	210,000	211,550
3.00%, 01/15/2030	489,000	504,080
3.50%, 07/15/2029	236,000	252,820
Hess Corp.
5.60%, 02/15/2041	180,000	207,290
HollyFrontier Corp.
2.63%, 10/01/2023	365,000	376,076
5.88%, 04/01/2026	154,000	174,487
Home Depot, Inc.
2.38%, 03/15/2051	320,000	273,638
3.30%, 04/15/2040	554,000	581,792
Honeywell International, Inc.
2.80%, 06/01/2050	40,000	37,770
HP, Inc.
3.00%, 06/17/2027	165,000	174,280

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Hyundai Capital America
1.15%, 11/10/2022 (A)	$ 773,000	$ 777,166
1.25%, 09/18/2023 (A)	500,000	503,679
1.30%, 01/08/2026 (A)	295,000	288,195
1.80%, 10/15/2025 (A) (E)	315,000	314,548
1.80%, 01/10/2028 (A)	240,000	229,361
2.38%, 10/15/2027 (A)	935,000	937,314
Intact US Holdings, Inc.
4.60%, 11/09/2022	250,000	263,864
Intel Corp.
3.73%, 12/08/2047	110,000	118,140
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	110,000	124,614
5.00%, 09/26/2048	126,000	154,560
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	160,402
8.63%, 01/15/2022	280,000	297,087
International Paper Co.
8.70%, 06/15/2038	60,000	93,927
ITC Holdings Corp.
2.95%, 05/14/2030 (A)	1,121,000	1,141,874
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	215,000	237,353
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	215,000	234,858
6.15%, 06/01/2037	60,000	73,510
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	67,232	77,795
Johnson & Johnson
2.25%, 09/01/2050	215,000	190,492
3.40%, 01/15/2038	156,000	169,242
Kansas City Southern
4.70%, 05/01/2048	222,000	260,381
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	310,000	327,794
3.43%, 06/15/2027	550,000	602,556
3.80%, 05/01/2050	265,000	280,789
4.42%, 05/25/2025	112,000	125,619
4.60%, 05/25/2028	758,000	875,105
KeyCorp
4.15%, 10/29/2025, MTN	130,000	145,583
Kinder Morgan, Inc.
2.00%, 02/15/2031 (E)	954,000	883,083
3.25%, 08/01/2050	260,000	226,578
5.05%, 02/15/2046	250,000	281,188
Kohl’s Corp.
3.38%, 05/01/2031	496,000	496,407
9.50%, 05/15/2025	130,000	168,504
Kroger Co.
3.88%, 10/15/2046	519,000	540,593
3.95%, 01/15/2050	250,000	268,692
4.45%, 02/01/2047	115,000	129,298
8.00%, 09/15/2029	125,000	170,777
L3 Harris Technologies, Inc.
1.80%, 01/15/2031 (E)	210,000	196,677
3.83%, 04/27/2025	200,000	218,958
4.40%, 06/15/2028	441,000	500,152
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	141,196
Leidos, Inc.
2.30%, 02/15/2031 (A)	664,000	626,391
2.95%, 05/15/2023 (A)	90,000	94,089
4.38%, 05/15/2030 (A)	80,000	88,931
Lennar Corp.
4.50%, 04/30/2024	105,000	114,216
4.75%, 11/29/2027 (E)	460,000	528,135
5.00%, 06/15/2027	365,000	419,750

Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Lennox International, Inc.
1.35%, 08/01/2025	$ 540,000	$ 537,121
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (A)	100,000	115,879
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (A)	220,000	266,809
Life Storage, LP
4.00%, 06/15/2029	350,000	378,918
Lincoln National Corp.
4.00%, 09/01/2023	100,000	108,076
Lockheed Martin Corp.
2.80%, 06/15/2050	220,000	206,788
3.80%, 03/01/2045	324,000	355,506
4.50%, 05/15/2036	150,000	180,829
Louisville Gas & Electric Co.
4.65%, 11/15/2043	30,000	34,624
Lowe’s Cos., Inc.
2.50%, 04/15/2026	150,000	157,420
2.63%, 04/01/2031	525,000	526,094
3.65%, 04/05/2029	255,000	278,953
3.70%, 04/15/2046	714,000	743,380
Magellan Midstream Partners, LP
5.15%, 10/15/2043	52,000	59,078
Marathon Petroleum Corp.
4.50%, 05/01/2023	78,000	83,655
4.70%, 05/01/2025	45,000	50,710
Marriott International, Inc.
2.85%, 04/15/2031	115,000	113,008
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	470,000	467,125
3.45%, 06/01/2027	156,000	170,003
Masco Corp.
2.00%, 10/01/2030	290,000	275,554
6.50%, 08/15/2032	250,000	323,497
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	113,000	118,107
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	250,000	280,754
McDonald’s Corp.
2.63%, 09/01/2029, MTN	120,000	122,986
3.63%, 09/01/2049, MTN	241,000	249,750
3.70%, 02/15/2042, MTN	60,000	62,474
4.20%, 04/01/2050, MTN	254,000	287,611
6.30%, 10/15/2037, MTN	51,000	70,562
McKesson Corp.
0.90%, 12/03/2025	250,000	244,735
MDC Holdings, Inc.
3.85%, 01/15/2030	510,000	531,675
MedStar Health, Inc.
3.63%, 08/15/2049	280,000	285,760
Memorial Health Services
3.45%, 11/01/2049	535,000	552,604
Merck & Co., Inc.
2.35%, 06/24/2040	200,000	184,639
MetLife, Inc.
4.13%, 08/13/2042	97,000	109,617
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (A)	170,000	183,229
Microchip Technology, Inc.
0.97%, 02/15/2024 (A)	760,000	758,530
2.67%, 09/01/2023 (A)	290,000	302,002
Microsoft Corp.
2.68%, 06/01/2060	190,000	173,701
2.92%, 03/17/2052	367,000	357,860
3.04%, 03/17/2062	73,000	71,303
3.45%, 08/08/2036	179,000	198,172

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Microsoft Corp. (continued)
3.50%, 11/15/2042	$ 75,000	$ 82,198
3.70%, 08/08/2046	493,000	551,027
Mid-America Apartments, LP
1.70%, 02/15/2031	150,000	137,692
Mississippi Power Co.
3.95%, 03/30/2028	140,000	154,272
Molson Coors Beverage Co.
4.20%, 07/15/2046	150,000	155,814
Moody’s Corp.
2.55%, 08/18/2060	180,000	144,847
Morgan Stanley
Fixed until 01/25/2023, 0.53% (B), 01/25/2024, MTN	380,000	379,294
Fixed until 12/10/2025, 0.99% (B), 12/10/2026	590,000	575,642
Fixed until 02/13/2031, 1.79% (B), 02/13/2032, MTN	465,000	431,992
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	800,000	826,275
Fixed until 01/22/2030, 2.70% (B), 01/22/2031, MTN	689,000	700,589
Fixed until 01/25/2051, 2.80% (B), 01/25/2052, MTN	320,000	291,441
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	615,000	670,097
Fixed until 04/01/2030, 3.62% (B), 04/01/2031, MTN	669,000	725,501
Fixed until 04/24/2023, 3.74% (B), 04/24/2024	815,000	866,392
3.88%, 01/27/2026, MTN	972,000	1,080,341
4.00%, 07/23/2025, MTN	871,000	966,224
Fixed until 01/23/2029, 4.43% (B), 01/23/2030, MTN	564,000	645,401
5.00%, 11/24/2025	334,000	383,756
Mosaic Co.
4.05%, 11/15/2027	65,000	72,113
MPLX, LP
2.65%, 08/15/2030	210,000	205,640
4.00%, 03/15/2028	129,000	142,305
4.50%, 04/15/2038	653,000	710,514
4.70%, 04/15/2048	122,000	131,272
5.50%, 02/15/2049	275,000	322,227
MultiCare Health System
2.80%, 08/15/2050	120,000	109,758
National Retail Properties, Inc.
3.50%, 10/15/2027	80,000	86,083
3.60%, 12/15/2026	124,000	134,342
4.30%, 10/15/2028	400,000	445,563
Netflix, Inc.
4.88%, 04/15/2028	801,000	910,665
4.88%, 06/15/2030 (A)	78,000	89,820
Nevada Power Co.
5.45%, 05/15/2041	30,000	38,536
6.65%, 04/01/2036	100,000	140,180
New England Power Co.
3.80%, 12/05/2047 (A)	92,000	95,624
New York & Presbyterian Hospital
2.26%, 08/01/2040	340,000	303,459
New York Life Global Funding
3.00%, 01/10/2028 (A)	137,000	145,973
New York Life Insurance Co.
3.75%, 05/15/2050 (A)	125,000	131,194
4.45%, 05/15/2069 (A)	430,000	505,539
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 2.07%, 2.31% (B), 10/01/2066	53,000	49,025
3-Month LIBOR + 2.13%, 2.31% (B), 06/15/2067	252,000	232,142

Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	$ 250,000	$ 238,755
3.51%, 10/01/2024 (A)	141,000	152,030
NIKE, Inc.
3.25%, 03/27/2040	380,000	398,011
NiSource, Inc.
0.95%, 08/15/2025	510,000	500,093
1.70%, 02/15/2031	190,000	175,841
2.95%, 09/01/2029	638,000	656,292
5.65%, 02/01/2045	89,000	114,052
5.80%, 02/01/2042	57,000	71,628
Nissan Motor Acceptance Corp.
2.00%, 03/09/2026 (A)	510,000	507,677
Nordstrom, Inc.
4.25%, 08/01/2031 (A) (H)	339,000	338,713
Norfolk Southern Corp.
3.05%, 05/15/2050	465,000	436,415
3.85%, 01/15/2024	125,000	134,796
3.95%, 10/01/2042	130,000	142,304
4.05%, 08/15/2052	127,000	138,528
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	300,208
Northrop Grumman Corp.
3.20%, 02/01/2027	112,000	121,333
3.25%, 01/15/2028	1,411,000	1,512,813
3.85%, 04/15/2045	260,000	279,017
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (A)	150,000	159,381
Novartis Capital Corp.
2.75%, 08/14/2050	173,000	163,638
NRG Energy, Inc.
2.00%, 12/02/2025 (A)	180,000	179,990
2.45%, 12/02/2027 (A)	200,000	198,296
3.75%, 06/15/2024 (A)	667,000	715,437
Nutrition & Biosciences, Inc.
3.47%, 12/01/2050 (A)	410,000	400,586
NVIDIA Corp.
3.50%, 04/01/2050	161,000	169,660
NYU Langone Hospitals
3.38%, 07/01/2055	225,000	217,328
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	142,000	155,141
Office Properties Income Trust
4.00%, 07/15/2022	251,000	257,401
ONE Gas, Inc.
0.85%, 03/11/2023	595,000	595,500
ONEOK Partners, LP
6.65%, 10/01/2036	220,000	276,213
ONEOK, Inc.
2.20%, 09/15/2025	250,000	254,639
Oracle Corp.
2.30%, 03/25/2028	690,000	697,665
2.80%, 04/01/2027	611,000	643,136
2.88%, 03/25/2031	855,000	870,838
3.60%, 04/01/2040 - 04/01/2050	1,814,000	1,793,229
3.80%, 11/15/2037	160,000	166,404
3.85%, 07/15/2036	135,000	142,926
3.95%, 03/25/2051	220,000	225,590
Pacific Gas & Electric Co.
1.37%, 03/10/2023	455,000	455,128
3-Month LIBOR + 1.38%, 1.57% (B), 11/15/2021	765,000	766,462
1.75%, 06/16/2022	1,125,000	1,126,703
2.95%, 03/01/2026	170,000	175,046

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pacific Gas & Electric Co. (continued)
3.30%, 03/15/2027	$ 143,000	$ 149,038
3.45%, 07/01/2025	435,000	459,947
3.50%, 08/01/2050	180,000	156,820
3.75%, 08/15/2042	88,000	80,233
3.85%, 11/15/2023 (E)	1,155,000	1,224,340
4.00%, 12/01/2046	273,000	252,230
4.25%, 08/01/2023	111,000	118,285
4.30%, 03/15/2045	150,000	145,261
4.45%, 04/15/2042	461,000	452,852
4.55%, 07/01/2030	285,000	309,567
4.60%, 06/15/2043	410,000	411,625
4.65%, 08/01/2028	130,000	143,135
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	133,852
PacifiCorp
2.70%, 09/15/2030	188,000	192,493
3.30%, 03/15/2051	472,000	468,119
4.13%, 01/15/2049	226,000	250,937
Pennsylvania Electric Co.
3.60%, 06/01/2029 (A)	150,000	157,219
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	150,000	155,564
4.13%, 08/01/2023 (A)	184,000	197,361
4.88%, 07/11/2022 (A)	100,000	105,439
Pepperdine University
3.30%, 12/01/2059	230,000	217,976
PepsiCo, Inc.
3.50%, 03/19/2040	72,000	77,276
3.60%, 08/13/2042	15,000	16,141
Pernod Ricard International Finance LLC
1.63%, 04/01/2031 (A)	270,000	247,129
Pfizer, Inc.
2.55%, 05/28/2040	267,000	254,103
2.70%, 05/28/2050	689,000	636,155
Philip Morris International, Inc.
3.88%, 08/21/2042	350,000	369,540
Phillips 66
2.15%, 12/15/2030 (E)	430,000	406,478
Phillips 66 Partners, LP
3.15%, 12/15/2029	205,000	207,807
Pioneer Natural Resources Co.
1.90%, 08/15/2030	580,000	538,874
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	291,000	266,433
4.70%, 06/15/2044	180,000	171,165
5.15%, 06/01/2042	140,000	141,372
PPG Industries, Inc.
1.20%, 03/15/2026	160,000	157,182
PPL Capital Funding, Inc.
3-Month LIBOR + 2.67%, 2.86% (B), 03/30/2067	703,000	658,852
Precision Castparts Corp.
3.25%, 06/15/2025	106,000	114,570
4.20%, 06/15/2035	160,000	185,323
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	411,263
Progress Energy, Inc.
7.00%, 10/30/2031	110,000	146,763
Progressive Corp.
Fixed until 03/15/2023 (G), 5.38% (B)	150,000	156,045
Prologis, LP
2.13%, 10/15/2050	130,000	103,728

Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prudential Financial, Inc.
3.70%, 03/13/2051, MTN	$ 155,000	$ 163,566
3.91%, 12/07/2047	184,000	198,497
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	300,000	380,637
Public Service Co. of Oklahoma
6.63%, 11/15/2037	80,000	109,547
Public Service Electric & Gas Co.
2.70%, 05/01/2050, MTN	222,000	203,748
PulteGroup, Inc.
5.00%, 01/15/2027 (E)	182,000	209,300
5.50%, 03/01/2026	95,000	110,844
Quanta Services, Inc.
2.90%, 10/01/2030	370,000	375,201
Raytheon Technologies Corp.
3.13%, 07/01/2050	390,000	376,548
3.75%, 11/01/2046	360,000	382,602
4.13%, 11/16/2028	1,020,000	1,147,999
4.15%, 05/15/2045	198,000	218,129
4.50%, 06/01/2042	261,000	310,467
Realty Income Corp.
3.25%, 01/15/2031	100,000	105,480
3.88%, 04/15/2025	175,000	192,241
Regency Centers, LP
2.95%, 09/15/2029	395,000	401,521
3.70%, 06/15/2030	230,000	245,712
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	684,000	632,094
2.80%, 09/15/2050	424,000	366,241
Regions Financial Corp.
3.80%, 08/14/2023	170,000	182,334
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	600,000	592,298
Republic Services, Inc.
1.45%, 02/15/2031	230,000	210,099
Reynolds American, Inc.
5.70%, 08/15/2035	120,000	142,200
Roper Technologies, Inc.
1.40%, 09/15/2027	320,000	308,988
1.75%, 02/15/2031	190,000	176,292
2.00%, 06/30/2030	150,000	142,751
2.95%, 09/15/2029	269,000	279,952
S&P Global, Inc.
2.30%, 08/15/2060	259,000	209,558
3.25%, 12/01/2049	500,000	510,153
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	835,000	915,597
4.50%, 05/15/2030	499,000	559,611
San Diego Gas & Electric Co.
3.32%, 04/15/2050	110,000	107,810
4.30%, 04/01/2042	60,000	67,199
SART
4.75%, 07/15/2024	824,430	832,674
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	329,000	357,910
Sempra Energy
Fixed until 10/15/2025 (G), 4.88% (B)	364,000	389,480
Simon Property Group, LP
3.50%, 09/01/2025	260,000	281,390
Smithfield Foods, Inc.
3.00%, 10/15/2030 (A)	380,000	377,906
Southern California Edison Co.
1.85%, 02/01/2022	11,000	11,013
2.95%, 02/01/2051	280,000	245,008
3.60%, 02/01/2045	210,000	205,072
3.65%, 03/01/2028	150,000	163,377
3.65%, 02/01/2050 (E)	71,000	69,941
3.70%, 08/01/2025	80,000	87,345

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southern California Edison Co. (continued)
3.90%, 12/01/2041	$ 40,000	$ 39,635
4.05%, 03/15/2042	325,000	336,500
4.13%, 03/01/2048	130,000	135,491
Southern California Gas Co.
2.55%, 02/01/2030	477,000	478,578
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	375,000	344,714
3.25%, 06/15/2026	32,000	34,520
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	140,000	191,125
Southern Power Co.
0.90%, 01/15/2026	96,000	93,299
5.15%, 09/15/2041	165,000	188,320
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	102,464
Southwestern Electric Power Co.
3.90%, 04/01/2045	120,000	124,622
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	123,118
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	147,679	146,346
Starbucks Corp.
2.55%, 11/15/2030	260,000	260,323
3.50%, 11/15/2050	150,000	149,689
3.75%, 12/01/2047	223,000	227,477
Steel Dynamics, Inc.
1.65%, 10/15/2027	267,000	261,654
3.45%, 04/15/2030	309,000	329,644
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	309,000	313,542
5.30%, 04/01/2044	214,000	224,707
6.10%, 02/15/2042	80,000	89,847
Sysco Corp.
2.40%, 02/15/2030	680,000	674,718
3.30%, 02/15/2050 (E)	916,000	852,893
T-Mobile USA, Inc.
2.05%, 02/15/2028 (A)	1,196,000	1,174,699
2.25%, 11/15/2031 (A)	433,000	411,101
2.55%, 02/15/2031 (A)	425,000	415,535
3.00%, 02/15/2041 (A)	350,000	327,693
3.75%, 04/15/2027 (A)	1,605,000	1,754,329
3.88%, 04/15/2030 (A)	383,000	417,367
4.38%, 04/15/2040 (A)	239,000	265,543
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	200,000	224,173
Fixed until 09/15/2024, 4.38% (B), 09/15/2054 (A)	90,000	95,439
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	129,000	132,219
4.15%, 01/15/2048 (A)	220,000	221,926
Texas Health Resources
2.33%, 11/15/2050	110,000	89,715
4.33%, 11/15/2055	250,000	301,051
Time Warner Cable LLC
4.50%, 09/15/2042	110,000	117,288
5.88%, 11/15/2040	110,000	136,311
6.55%, 05/01/2037	80,000	104,082
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	260,000	376,015
Toledo Edison Co.
6.15%, 05/15/2037	100,000	127,022
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	240,000	251,718
Truist Bank
3.30%, 05/15/2026	320,000	346,231

Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Trustees of Boston University
3.17%, 10/01/2050	$ 380,000	$ 368,357
Tucson Electric Power Co.
4.00%, 06/15/2050	200,000	214,912
TWDC Enterprises 18 Corp.
3.70%, 12/01/2042, MTN	120,000	129,842
Tyson Foods, Inc.
4.00%, 03/01/2026	180,000	199,636
4.55%, 06/02/2047	86,000	100,877
5.15%, 08/15/2044	140,000	171,526
UDR, Inc.
1.90%, 03/15/2033, MTN	240,000	216,182
2.10%, 08/01/2032, MTN	170,000	157,815
3.00%, 08/15/2031	110,000	111,747
3.20%, 01/15/2030, MTN	430,000	452,316
Union Carbide Corp.
7.75%, 10/01/2096	40,000	61,027
Union Electric Co.
2.95%, 06/15/2027 - 03/15/2030	530,000	557,709
Union Pacific Corp.
3.55%, 08/15/2039, MTN	653,000	692,268
3.60%, 09/15/2037	370,000	394,330
United Airlines Pass-Through Trust
2.88%, 04/07/2030	631,061	640,300
3.10%, 04/07/2030	286,081	277,671
3.50%, 09/01/2031	211,147	215,966
3.70%, 09/01/2031	393,140	395,177
3.75%, 03/03/2028	207,135	214,860
4.15%, 02/25/2033	379,162	404,178
4.30%, 02/15/2027	180,995	187,963
4.55%, 08/25/2031	337,328	354,931
UnitedHealth Group, Inc.
2.75%, 05/15/2040	541,000	528,008
2.90%, 05/15/2050	210,000	200,423
3.50%, 08/15/2039	420,000	451,052
4.63%, 07/15/2035	143,000	173,865
Universal Health Services, Inc.
2.65%, 10/15/2030 (A)	857,000	827,446
University of Southern California
3.23%, 10/01/2120	240,000	213,864
Valero Energy Corp.
1.20%, 03/15/2024	418,000	419,141
2.15%, 09/15/2027	450,000	440,669
Ventas Realty, LP
3.85%, 04/01/2027	93,000	102,712
Verizon Communications, Inc.
1.45%, 03/20/2026	290,000	290,056
1.68%, 10/30/2030 (A)	345,000	319,820
2.10%, 03/22/2028	355,000	356,842
2.55%, 03/21/2031	175,000	174,533
2.65%, 11/20/2040	577,000	526,078
2.88%, 11/20/2050	570,000	504,919
2.99%, 10/30/2056 (A)	246,000	216,368
3.15%, 03/22/2030	476,000	501,621
3.40%, 03/22/2041	435,000	439,570
3.55%, 03/22/2051	245,000	243,915
4.02%, 12/03/2029	240,000	268,134
4.27%, 01/15/2036	995,000	1,123,511
4.33%, 09/21/2028	979,000	1,120,422
4.40%, 11/01/2034	811,000	926,208
4.50%, 08/10/2033	430,000	499,022
4.67%, 03/15/2055	315,000	373,810
4.86%, 08/21/2046	109,000	130,408
ViacomCBS, Inc.
3.70%, 08/15/2024	173,000	187,419
4.20%, 05/19/2032 (E)	21,000	23,539
4.38%, 03/15/2043	170,000	182,884

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ViacomCBS, Inc. (continued)
4.60%, 01/15/2045	$ 259,000	$ 288,136
4.85%, 07/01/2042	80,000	91,244
5.85%, 09/01/2043	65,000	83,367
Fixed until 02/28/2027, 6.25% (B), 02/28/2057	298,000	331,111
Viatris, Inc.
2.30%, 06/22/2027 (A)	614,000	617,400
4.00%, 06/22/2050 (A)	155,000	157,494
Visa, Inc.
2.70%, 04/15/2040	256,000	250,066
Vistra Operations Co. LLC
3.70%, 01/30/2027 (A)	270,000	281,089
4.30%, 07/15/2029 (A)	305,000	322,138
VMware, Inc.
2.95%, 08/21/2022	319,000	328,959
3.90%, 08/21/2027	107,000	116,762
4.65%, 05/15/2027	47,000	53,248
4.70%, 05/15/2030 (E)	199,000	229,233
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (A)	490,000	482,594
1.63%, 11/24/2027 (A)	200,000	194,489
Walmart, Inc.
3.63%, 12/15/2047	50,000	54,811
3.95%, 06/28/2038	323,000	372,561
Walt Disney Co.
2.75%, 09/01/2049	108,000	98,550
3.50%, 05/13/2040	288,000	303,944
9.50%, 07/15/2024	60,000	76,623
WEA Finance LLC
2.88%, 01/15/2027 (A)	520,000	516,619
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,285,000	1,325,724
Fixed until 06/02/2027, 2.39% (B), 06/02/2028, MTN	530,000	542,970
Fixed until 10/30/2024, 2.41% (B), 10/30/2025, MTN	540,000	563,996
Fixed until 02/11/2030, 2.57% (B), 02/11/2031, MTN	658,000	663,014
Fixed until 04/30/2040, 3.07% (B), 04/30/2041	863,000	843,923
Fixed until 06/17/2026, 3.20% (B), 06/17/2027, MTN	1,838,000	1,969,101
Fixed until 05/22/2027, 3.58% (B), 05/22/2028, MTN	939,000	1,023,212
Fixed until 03/15/2026 (G), 3.90% (B)	1,181,000	1,192,692
4.40%, 06/14/2046, MTN	255,000	283,236
4.65%, 11/04/2044, MTN	123,000	141,270
4.90%, 11/17/2045, MTN	90,000	106,824
5.38%, 11/02/2043	200,000	249,548
Welltower, Inc.
3.10%, 01/15/2030	722,000	741,573
6.50%, 03/15/2041	140,000	186,412
Western Union Co.
3.60%, 03/15/2022	230,000	235,687
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	153,467
Williams Cos., Inc.
3.75%, 06/15/2027	231,000	251,677
4.85%, 03/01/2048	146,000	161,657
4.90%, 01/15/2045	132,000	146,088
5.40%, 03/04/2044	105,000	121,770
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	117,013
3.65%, 12/15/2042	30,000	30,161
WP Carey, Inc.
2.25%, 04/01/2033	365,000	338,592

Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
WP Carey, Inc. (continued)
4.25%, 10/01/2026	$ 80,000	$ 89,788
WPX Energy, Inc.
4.50%, 01/15/2030	339,000	365,032
5.88%, 06/15/2028	141,000	155,410
Xcel Energy, Inc.
2.60%, 12/01/2029	330,000	332,649
3.50%, 12/01/2049	262,000	261,353
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	200,000	174,272
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030	660,000	705,136
4.45%, 08/15/2045	85,000	93,845
Zoetis, Inc.
2.00%, 05/15/2030	260,000	250,306
3.90%, 08/20/2028	345,000	383,417

		323,967,668

Virgin Islands, British - 0.0% (F)
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	360,000	390,147

Total Corporate Debt Securities (Cost $436,953,831)		436,764,626

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.0% (F)
Colombia Government International Bond
4.00%, 02/26/2024	200,000	212,618
5.00%, 06/15/2045	200,000	212,630
7.38%, 09/18/2037	100,000	132,000

		557,248

Israel - 0.1%
Israel Government AID Bond
Zero Coupon, 08/15/2025	1,000,000	945,139

Mexico - 0.2%
Mexico Government International Bond
2.66%, 05/24/2031 (E)	277,000	261,028
3.75%, 01/11/2028	1,151,000	1,230,016
3.77%, 05/24/2061	205,000	180,417
4.13%, 01/21/2026 (E)	200,000	222,078
4.50%, 01/31/2050	265,000	267,324
4.75%, 03/08/2044, MTN	332,000	348,653

		2,509,516

Panama - 0.0% (F)
Panama Government International Bond
4.50%, 04/16/2050	200,000	219,990

Saudi Arabia - 0.0% (F)
Saudi Arabia Government International Bond
2.25%, 02/02/2033 (A)	200,000	188,292

Total Foreign Government Obligations (Cost $4,269,262)		4,420,185

MORTGAGE-BACKED SECURITIES - 5.2%
Cayman Islands - 0.0% (F)
BXMT, Ltd.
Series 2017-FL1, Class D,
1-Month LIBOR + 2.70%, 2.81% (B), 06/15/2035 (A)	580,000	579,995

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States - 5.2%
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	$ 209,648	$ 208,288
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	221,457	224,485
Series 2006-41CB, Class 2A13,
5.75%, 01/25/2037	477,719	359,658
Angel Oak Mortgage Trust
Series 2019-4, Class B2,
5.66% (B), 07/26/2049 (A)	2,000,000	1,996,426
Series 2019-5, Class B1,
3.96% (B), 10/25/2049 (A)	2,470,000	2,533,148
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	103,712
Series 2014-520M, Class C,
4.21% (B), 08/15/2046 (A)	150,000	151,391
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.00% (B), 03/20/2035	2,398	2,440
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.73% (B), 11/25/2033	13,578	13,792
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	900,000	941,970
BCAP LLC Trust
Series 2007-AA2, Class 2A12,
5.50%, 04/25/2037	1,235,717	827,812
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.99% (B), 07/25/2033	9,798	10,223
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 2.37% (B), 02/25/2036	89,818	93,002
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (B), 06/11/2041 (A)	713	1
BVRT Financing Trust
Series 2020-3F, Class A,
3.15%, 11/10/2022 (C) (D) (I)	1,114,472	1,114,472
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.81% (B), 02/25/2037	16,210	16,443
Series 2007-A1, Class 8A1,
2.70% (B), 02/25/2037	184,721	190,879
Series 2007-A2, Class 2A1,
2.75% (B), 06/25/2035	8,724	8,862
CHL Mortgage Pass-Through Trust
Series 2004-22, Class A1,
2.77% (B), 11/25/2034	271,466	274,408
Series 2004-3, Class A26,
5.50%, 04/25/2034	18,494	18,689
Series 2004-3, Class A4,
5.75%, 04/25/2034	14,796	14,986
Series 2004-HYB6, Class A3,
2.77% (B), 11/20/2034	219,553	226,396
Series 2005-15, Class A3,
5.75%, 08/25/2035	168,771	135,530
Series 2005-HYB3, Class 2A2A,
3.32% (B), 06/20/2035	300,799	311,845
Series 2006-HYB2, Class 2A1B,
2.80% (B), 04/20/2036	326,237	310,388

Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2007-2, Class A16,
6.00%, 03/25/2037	$ 450,733	$ 325,980
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	35,060	36,089
Citigroup Mortgage Loan Trust, Inc.
Series 2019-IMC1, Class B1,
3.97% (B), 07/25/2049 (A)	1,000,000	1,015,500
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	533,322
Series 2013-SFS, Class A2,
2.99% (B), 04/12/2035 (A)	156,000	159,994
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	815,303
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	480,722
Series 2018-HOME, Class A,
3.82% (B), 04/10/2033 (A)	1,565,000	1,677,205
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	11,714	12,032
Series 2003-AR26, Class 2A1,
2.73% (B), 11/25/2033	152,256	153,879
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	31,414	32,635
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (A)	600,000	570,020
Deephaven Residential Mortgage Trust
Series 2019-3A, Class B1,
4.26% (B), 07/25/2059 (A)	1,000,000	995,058
Series 2019-4A, Class A3,
3.05% (B), 10/25/2059 (A)	1,219,527	1,228,595
Series 2020-1, Class A3,
2.65% (B), 01/25/2060 (A)	920,316	927,004
Series 2020-1, Class B1,
3.66% (B), 01/25/2060 (A)	2,000,000	2,050,367
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2006-AR1, Class 1A3,
1-Month LIBOR + 0.33%, 0.44% (B), 02/25/2036	1,164,677	1,175,321
FMC GMSR Issuer Trust
3.69%, 02/25/2024	1,965,000	1,960,763
Series 2020-GT1, Class A,
4.45% (B), 01/25/2026 (A)	1,200,000	1,190,484
FWD Securitization Trust
Series 2019-INV1, Class M1,
3.48% (B), 06/25/2049 (A)	1,150,000	1,158,804
GCAT Trust
Series 2019-NQM2, Class A3,
3.16% (B), 09/25/2059 (A)	1,637,419	1,656,396
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	700,000	709,934
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.46% (B), 09/25/2035 (A)	44,477	37,456
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
2.84% (B), 10/25/2033	9,102	9,423

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GSR Mortgage Loan Trust (continued)
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	$ 26,496	$ 27,467
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	8,092	8,277
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (B), 11/25/2024 (A)	1,120,000	1,128,896
Series 2018-RPL1, Class A,
3.88% (B), 08/25/2024 (A)	1,565,000	1,577,128
Series 2019-RPL1, Class NOTE,
3.97% (B), 06/25/2024 (A)	1,500,000	1,505,839
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1,
3.95% (B), 01/25/2059 (A)	500,000	510,813
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 0.81% (B), 03/25/2035	405,120	402,162
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 0.73% (B), 09/25/2034	118,584	115,605
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.27%, 0.65% (B), 05/25/2035	375,920	387,780
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.30%, 0.71% (B), 05/25/2035	23,592	23,620
Series 2005-4, Class 2B1,
1-Month LIBOR + 1.65%, 2.58% (B), 05/25/2035	343,150	347,998
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 0.81% (B), 02/25/2036	512,361	512,552
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 2.36% (B), 05/25/2037 (A)	476,879	474,661
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
5.07% (B), 08/25/2033	26,586	27,435
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 0.46% (B), 05/25/2036	21,328	21,313
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 0.46% (B), 08/25/2036	1,877	1,882
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	1,035,000	1,095,838
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (B), 05/15/2045 (J)	22,963	0
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
1.91% (B), 02/25/2034	6,623	6,638
Series 2006-A2, Class 5A3,
2.53% (B), 11/25/2033	11,243	11,744
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	192,000	212,103
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	456,905	264,786
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	855,000	860,802

Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
LHOME Mortgage Trust (continued)
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	$ 1,660,000	$ 1,676,372
Series 2021-RTL1, Class A1,
2.09% (B), 09/25/2026 (A)	570,000	569,598
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.99% (B), 04/21/2034	21,184	21,234
Series 2004-13, Class 3A7,
3.18% (B), 11/21/2034	10,081	10,180
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 2.09% (B), 11/21/2034	151,209	154,081
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	21,360	21,993
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
Zero Coupon, 11/25/2018	1,624	1,556
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	32,844	33,459
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50% (B), 08/25/2032	40,436	42,095
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 0.73% (B), 10/25/2028	186,263	188,530
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 0.75% (B), 01/25/2029	47,982	47,822
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 0.34% (B), 04/25/2029	43,689	43,507
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
4.62% (B), 12/12/2049 (A) (J)	1,529	0
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.29% (B), 12/15/2043 (A) (J)	24,256	0
Series 2007-HQ11, Class X,
Zero Coupon (B), 02/12/2044 (A)	14,855	1
MortgageIT Trust
Series 2005-5, Class A1,
1-Month LIBOR + 0.52%, 0.63% (B), 12/25/2035	113,351	113,708
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,230,000	1,279,646
Opteum Mortgage Acceptance Corp. Trust
Series 2005-5, Class 1APT,
1-Month LIBOR + 0.56%, 0.67% (B), 12/25/2035	484,609	483,211
Series 2006-1, Class 1AC1,
1-Month LIBOR + 0.60%, 0.71% (B), 04/25/2036	391,015	386,597
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1,
2.24% (B), 09/27/2060 (A)	1,500,000	1,500,784
PRPM LLC
Series 2019-GS1, Class A2,
4.75% (B), 10/25/2024 (A)	2,024,069	2,028,999

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
PRPM LLC (continued)
Series 2021-1, Class A1,
2.12% (B), 01/25/2026 (A)	$ 1,092,976	$ 1,092,754
Series 2021-2, Class A1,
2.12% (B), 03/25/2026 (A)	920,000	919,949
RALI Trust
Series 2004-QA4, Class NB3,
3.09% (B), 09/25/2034	16,892	16,986
Series 2006-QH1, Class A1,
1-Month LIBOR + 0.38%, 0.49% (B), 12/25/2036	70,697	68,301
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	164,071
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA,
3.50%, 03/25/2058	998,540	1,072,987
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,459,131	1,580,813
Series 2019-3, Class MB,
3.50%, 10/25/2058	660,000	728,731
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,207,011	1,326,575
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 0.87% (B), 04/20/2033	67,420	68,314
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 0.77% (B), 06/20/2033	20,815	20,711
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.71% (B), 12/20/2034	29,127	29,828
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 0.63% (B), 06/20/2034	93,477	92,718
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 0.81% (B), 09/20/2034	133,285	133,669
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 0.79% (B), 10/20/2034	92,822	92,409
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.40%, 0.31% (B), 07/20/2036	150,686	148,256
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 0.91% (B), 10/20/2027	28,906	29,215
Series 2018-2, Class A4,
3.50% (B), 02/25/2048 (A)	101,358	101,646
Starwood Mortgage Residential Trust
Series 2019-INV1, Class M1,
3.06% (B), 09/27/2049 (A)	1,000,000	969,417
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
2.58% (B), 02/25/2034	204,162	207,616
Series 2004-12, Class 9A,
2.69% (B), 09/25/2034	260,068	273,885
Series 2004-18, Class 4A1,
2.37% (B), 12/25/2034	110,247	111,401
Series 2004-4, Class 5A,
2.60% (B), 04/25/2034	4,022	4,068
Series 2007-9, Class 1A1,
6-Month LIBOR + 1.50%, 1.70% (B), 10/25/2037	2,070,204	2,020,353

Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.77% (B), 10/19/2034	$ 22,635	$ 22,220
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.61% (B), 07/19/2035	71,673	72,568
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.40% (B), 12/25/2033	4,364	4,375
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5,
2.40% (B), 09/25/2033	144,942	148,655
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 0.75% (B), 09/25/2043	43,441	44,228
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 0.85% (B), 09/25/2034	47,741	48,326
Series 2004-4, Class 3A,
2.17% (B), 12/25/2044	58,960	59,323
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (B), 09/25/2022	1,075,000	1,090,274
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	2,000,000	2,013,815
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	174,000	175,326
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	106,699
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	297,961
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.28% (B), 05/10/2063 (A)	497,291	6,097
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56%, 12/15/2021	646,364	646,364
VCAT LLC
Series 2021-NPL2, Class A1,
2.12% (B), 03/27/2051 (A)	840,000	839,992
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A,
4.05% (B), 10/26/2048 (A)	554,659	580,528
Vericrest Opportunity Loan Transferee
Series 2021-NPL7, Class A1,
2.12% (B), 04/25/2051 (A)	1,300,000	1,300,341
Verus Securitization Trust
Series 2019-4, Class M1,
3.21% (B), 11/25/2059 (A)	2,500,000	2,538,106
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	559,330
VOLT XCII LLC
Series 2021-NPL1, Class A1,
1.89% (B), 02/27/2051 (A)	507,811	507,708
VOLT XCIII LLC
Series 2021-NPL2, Class A1,
1.89% (B), 02/27/2051 (A)	1,816,823	1,807,151
VOLT XCIV LLC
Series 2021-NPL3, Class A1,
2.24% (B), 02/27/2051 (A)	1,276,139	1,275,081

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
VOLT XCVI LLC
Series 2021-NPL5, Class A1,
2.12% (B), 03/27/2051 (A)	$ 1,074,091	$ 1,072,826
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (B), 03/15/2045 (A) (J)	36,765	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
2.57% (B), 10/25/2033	14,961	15,267
Series 2003-AR11, Class A6,
2.78% (B), 10/25/2033	29,558	29,848
Series 2003-AR5, Class A7,
3.71% (B), 06/25/2033	22,039	22,306
Series 2003-AR6, Class A1,
3.07% (B), 06/25/2033	28,998	30,062
Series 2003-AR7, Class A7,
2.71% (B), 08/25/2033	31,257	31,952
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	22,193	22,690
Series 2004-AR10, Class A3,
1-Month LIBOR + 1.10%, 1.21% (B), 07/25/2044	513,662	522,690
Series 2005-AR10, Class 1A3,
3.10% (B), 09/25/2035	115,400	118,906
Series 2005-AR10, Class 1A4,
3.10% (B), 09/25/2035	573,819	591,639
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 1.19% (B), 12/25/2046	199,668	190,576
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR14, Class A1,
3.01% (B), 08/25/2035	95,401	96,606
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (A)	5,955	5,950
Series 2012-C6, Class A4,
3.44%, 04/15/2045	186,268	187,948

		75,488,651

Total Mortgage-Backed Securities (Cost $75,035,745)		76,068,646

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	25,000	32,481
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	121,967
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
3.71%, 05/15/2120	600,000	575,666

		730,114

Transamerica Series Trust	Page 21

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.0% (F)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	$ 170,000	$ 209,512
5.65%, 11/01/2040	40,000	53,900

		263,412

Ohio - 0.0% (F)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	114,000	136,486
4.80%, 06/01/2111	91,000	116,870

		253,356

Total Municipal Government Obligations (Cost $1,151,819)		1,246,882

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.7%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 0.66% (B), 07/15/2042 - 03/15/2044	795,726	801,360
1-Year CMT + 2.25%, 2.49% (B), 02/01/2036	18,369	19,331
12-Month LIBOR + 1.85%, 2.55% (B), 07/01/2040	33,744	35,626
3.00%, 07/01/2033 - 01/15/2044	1,123,118	1,161,487
1-Year CMT + 2.43%, 3.13% (B), 12/01/2031	15,397	15,447
3.50%, 01/01/2032 - 10/01/2049	3,575,789	3,823,634
4.00%, 06/01/2042 - 12/01/2047	1,515,789	1,649,346
4.50%, 05/01/2041 - 06/01/2048	1,216,347	1,350,391
5.00%, 02/01/2034	160,346	174,464
6.00%, 01/01/2024 - 01/01/2034	20,755	21,749
6.50%, 12/01/2027 - 11/01/2037	211,503	249,009
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.72%, 07/25/2026	840,000	888,249
2.74%, 09/25/2025	700,000	741,005
2.77%, 05/25/2025	750,000	804,754
2.81%, 09/25/2024	1,478,000	1,572,215
2.84%, 09/25/2022	194,473	199,303
2.97% (B), 04/25/2028	629,000	671,469
3.24%, 04/25/2027	602,000	663,482
3.30% (B), 11/25/2027	546,000	604,988
3.33%, 05/25/2027	322,000	355,618
3.39%, 03/25/2024	714,000	768,566
3.69%, 01/25/2029	149,000	169,316
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.29% (B), 07/25/2023	26,588,846	156,954
2.13% (B), 05/25/2028	4,531,000	584,897
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.46% (B), 06/15/2043	625,387	629,488
1-Month LIBOR + 0.40%, 0.51% (B), 04/15/2039	92,138	92,329
1-Month LIBOR + 0.40%, 0.52% (B), 07/15/2037	52,847	52,848
3.50%, 01/15/2026 - 02/15/2026	1,522,837	1,609,962
4.00%, 12/15/2024 - 12/15/2041	1,620,137	1,756,916
4.50%, 06/15/2025	223,505	236,625
5.00%, 12/15/2022 - 05/15/2041	348,798	391,627
5.30%, 01/15/2033	37,221	42,873
5.50%, 11/15/2023 - 07/15/2037	575,969	677,437
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	30,202	32,127

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	$ 57,086	$ 60,255
5.70% (B), 10/15/2038	19,580	22,406
5.75%, 06/15/2035 - 08/15/2035	769,468	903,402
5.85%, 09/15/2035	241,103	269,614
6.00%, 04/15/2036	65,946	78,005
6.50%, 02/15/2032	31,725	37,183
(4.44) * 1-Month LIBOR + 24.43%, 23.96% (B), 06/15/2035	45,438	58,020
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024 (J)	8	0
5.00%, 10/15/2039	40,050	2,420
(1.00) * 1-Month LIBOR + 6.37%, 6.26% (B), 10/15/2037	211,751	47,615
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 01/15/2040	160,866	146,573
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 0.51% (B), 03/25/2043	413,296	413,537
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.33% (B), 03/25/2045	46,113	45,944
1-Month LIBOR + 0.50%, 0.61% (B), 08/25/2042	149,024	149,134
0.75%, 09/25/2028	628,055	604,678
1.00%, 11/25/2033	828,636	811,343
1-Month LIBOR + 0.93%, 1.04% (B), 11/25/2022	129,842	130,092
1.28%, 04/01/2030	1,396,033	1,334,660
1.59%, 11/25/2028	470,000	463,338
2.39%, 06/01/2025	388,269	408,733
2.48% (B), 12/25/2026	283,504	298,620
2.49%, 05/25/2026	1,000,000	1,053,761
2.50%, 04/01/2023	1,000,000	1,031,875
2.52%, 05/01/2023	1,000,000	1,032,873
2.53%, 09/25/2024	1,293,530	1,353,502
2.64%, 04/01/2023	868,440	896,764
2.67%, 07/01/2022	1,000,000	1,018,135
2.70%, 07/01/2026	976,358	1,043,172
2.72%, 10/25/2024	913,101	961,931
2.75%, 03/01/2022	74,194	75,435
2.79% (B), 06/01/2023	706,780	732,581
2.81%, 06/01/2023 - 05/01/2027	1,898,624	2,006,144
2.90%, 06/25/2027	1,181,332	1,264,457
2.92%, 12/01/2024	978,599	1,047,197
2.94%, 02/01/2027 - 12/01/2028	4,197,262	4,536,284
3.02% (B), 08/25/2024	858,108	915,730
3.04%, 12/01/2024	979,424	1,052,273
3.05% (B), 03/25/2028	740,000	810,347
3.05%, 01/01/2025	1,000,000	1,076,921
3.06% (B), 05/25/2027	930,000	1,013,188
3.08%, 12/01/2024	908,279	976,797
3.08% (B), 06/25/2027	976,366	1,064,623
3.09%, 09/01/2029	2,385,000	2,596,025
3.09% (B), 07/01/2022 - 02/25/2030	1,792,641	1,948,921
3.10%, 09/01/2025	962,021	1,043,250
3.10% (B), 07/25/2024	738,504	788,458
3.11%, 12/01/2024	978,797	1,053,981
3.12%, 11/01/2026	943,489	1,028,337
3.14%, 12/01/2026	881,104	958,733
3.16% (B), 04/25/2029	823,000	906,831
3.24%, 10/01/2026	883,020	964,392
3.30%, 12/01/2026	948,251	1,040,227

Transamerica Series Trust	Page 22

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.37% (B), 07/25/2028	$ 1,342,000	$ 1,502,381
3.38%, 12/01/2023	1,419,351	1,523,394
3.45%, 01/01/2024	933,405	1,000,759
3.50%, 08/01/2032 - 09/01/2049	4,708,827	5,087,127
3.50% (B), 01/25/2024	899,104	960,124
3.51% (B), 12/25/2023	1,244,650	1,319,601
3.59% (B), 05/01/2022	61,503	61,938
3.67%, 07/01/2023	925,000	977,844
3.76%, 11/01/2023	951,560	1,014,951
3.77%, 12/01/2025	964,084	1,071,597
4.00%, 01/01/2035 - 08/01/2048	1,705,729	1,861,307
4.17% (B), 09/01/2021	55,243	55,254
4.50%, 09/01/2040 - 09/01/2049	4,044,420	4,530,120
5.00%, 06/01/2033 - 06/01/2048	1,057,853	1,176,359
5.50%, 03/01/2024 - 03/01/2035	178,672	202,833
6.00%, 08/01/2021 - 09/01/2037	367,654	427,852
7.00%, 11/01/2037 - 12/01/2037	15,299	17,453
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 0.40% (B), 07/25/2036	61,816	62,047
1-Month LIBOR + 0.40%, 0.51% (B), 05/25/2027	64,963	64,778
1-Month LIBOR + 0.50%, 0.61% (B), 05/25/2035 - 10/25/2042	435,829	439,153
1-Month LIBOR + 0.60%, 0.71% (B), 04/25/2040	11,398	11,500
1-Month LIBOR + 0.65%, 0.76% (B), 02/25/2024	21,259	21,344
1-Month LIBOR + 0.90%, 1.01% (B), 03/25/2038	82,750	84,753
1-Month LIBOR + 1.25%, 1.36% (B), 07/25/2023	41,348	41,715
3.00%, 05/25/2026 - 01/25/2046	732,322	774,418
3.50%, 04/25/2031	603,878	653,051
4.00%, 05/25/2033	88,536	98,037
5.00%, 10/25/2025	37,841	40,011
5.25%, 05/25/2039	22,896	24,839
5.50%, 03/25/2023 - 07/25/2040	335,261	372,273
6.00%, 03/25/2029	12,979	14,688
6.50%, 01/25/2032 - 07/25/2036	58,444	69,389
7.00%, 11/25/2041	50,044	59,760
(3.50) * 1-Month LIBOR + 23.10%, 22.72% (B), 06/25/2035	15,267	16,865
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 6.42% (B), 01/25/2041	199,618	46,392
(1.00) * 1-Month LIBOR + 6.60%, 6.49% (B), 08/25/2035 - 06/25/2036	217,490	40,397
(1.00) * 1-Month LIBOR + 6.70%, 6.59% (B), 03/25/2036	196,873	41,141
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	858,960	744,657
Federal National Mortgage Association, Interest Only STRIPS
1.99% (B), 11/25/2028	1,980,000	253,687
2.01% (B), 11/25/2033	3,678,621	512,006
2.02% (B), 07/25/2030	2,853,524	379,684
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	17,459	16,649
FREMF Mortgage Trust
1-Month LIBOR + 2.50%, 2.62% (B), 11/25/2024 (A)	469,004	468,521

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Mortgage Trust (continued)
3.58% (B), 11/25/2049 (A)	$ 491,000	$ 525,094
3.68% (B), 01/25/2048 (A)	2,300,000	2,489,986
3.68% (B), 01/25/2048 (A)	1,000,000	1,050,407
3.83% (B), 11/25/2047 (A)	1,000,000	1,066,226
3.85% (B), 07/25/2049 (A)	440,000	463,842
4.07% (B), 11/25/2047 (A)	455,000	484,360
Government National Mortgage Association
1-Month LIBOR + 0.34%, 0.46% (B), 12/20/2062	380,517	380,800
1-Month LIBOR + 0.41%, 0.53% (B), 03/20/2063	219,531	220,003
1-Month LIBOR + 0.45%, 0.57% (B), 03/20/2060 - 02/20/2063	415,685	416,938
1-Month LIBOR + 0.47%, 0.59% (B), 03/20/2063 - 08/20/2065	686,227	689,429
1-Month LIBOR + 0.48%, 0.60% (B), 04/20/2063	484,273	485,754
1-Month LIBOR + 0.50%, 0.62% (B), 07/20/2064	1,197,515	1,202,457
1-Month LIBOR + 0.52%, 0.63% (B), 10/20/2062	164,350	164,977
1-Month LIBOR + 0.52%, 0.64% (B), 09/20/2065	467,330	470,565
1-Month LIBOR + 0.55%, 0.67% (B), 04/20/2062 - 07/20/2062	1,136	1,140
1-Month LIBOR + 0.56%, 0.68% (B), 03/20/2067	1,106,097	1,115,747
1-Month LIBOR + 0.58%, 0.70% (B), 05/20/2066	276,408	277,423
1-Month LIBOR + 0.60%, 0.72% (B), 04/20/2064	1,079,276	1,087,575
1-Month LIBOR + 0.65%, 0.77% (B), 05/20/2061 - 03/20/2064	916,576	923,182
1-Month LIBOR + 0.69%, 0.81% (B), 02/20/2064	474,233	480,302
1-Month LIBOR + 1.00%, 1.12% (B), 12/20/2066	371,960	380,926
1.65%, 01/20/2063 - 04/20/2063	102,931	103,248
2.50%, 01/20/2051	8,817,759	9,100,164
2.93% (B), 10/20/2070	1,004,494	1,071,115
3.50%, 11/20/2049 - 03/20/2051	2,425,597	2,597,902
3.98% (B), 11/16/2042	113,728	126,307
4.00%, 09/16/2025	500,000	530,062
4.25%, 12/20/2044	569,810	624,196
4.50%, 05/20/2048 - 11/20/2049	2,785,363	3,059,494
4.60% (B), 10/20/2041	282,665	314,308
4.85% (B), 11/20/2042	300,367	340,635
5.00%, 04/20/2041	246,026	334,578
5.29% (B), 07/20/2060	4,983	5,184
5.50%, 01/16/2033 - 07/20/2037	413,699	462,763
5.89% (B), 12/20/2038	65,526	76,310
6.00%, 02/15/2024 - 09/20/2038	154,465	169,127
(3.50) * 1-Month LIBOR + 23.28%, 22.89% (B), 04/20/2037	28,803	41,584
Government National Mortgage Association, Interest Only STRIPS
1.80% (B), 06/20/2067	2,392,478	181,828
(1.00) * 1-Month LIBOR + 6.60%, 6.49% (B), 05/20/2041	61,716	8,719
7.50%, 04/20/2031	1,123	120
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	10,079	9,484
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	400,000	334,811

Transamerica Series Trust	Page 23

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Seasoned Loans Structured Transaction Trust
Series 2018-1, Class A1,
3.50%, 06/25/2028	$ 4,104,046	$ 4,301,124
Tennessee Valley Authority
4.25%, 09/15/2065 (E)	264,000	338,965
4.63%, 09/15/2060	155,000	208,691
5.88%, 04/01/2036	874,000	1,258,722
Tennessee Valley Authority, Principal Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	888,664
Uniform Mortgage-Backed Security
2.00%, TBA (H)	29,995,000	29,852,798
2.50%, TBA (H)	5,000,000	5,105,566

Total U.S. Government Agency Obligations (Cost $165,360,934)		170,549,860

U.S. GOVERNMENT OBLIGATIONS - 10.5%
U.S. Treasury - 10.4%
U.S. Treasury Bond
1.13%, 05/15/2040	14,925,000	12,142,887
1.25%, 05/15/2050 (E)	6,585,000	4,952,640
1.38%, 11/15/2040 - 08/15/2050	2,390,000	2,006,775
1.63%, 11/15/2050	1,000,000	830,000
1.88%, 02/15/2051 (E)	5,390,000	4,763,412
2.00%, 02/15/2050	3,012,000	2,746,097
2.38%, 11/15/2049	295,000	292,234
2.50%, 02/15/2045	840,000	855,455
2.88%, 05/15/2043 - 05/15/2049	6,531,000	7,141,629
3.13%, 02/15/2043 - 05/15/2048 (E)	1,954,000	2,222,276
3.88%, 08/15/2040	80,000	100,681
4.25%, 05/15/2039	350,000	459,006
4.38%, 02/15/2038 - 05/15/2040	2,768,000	3,662,674
4.50%, 02/15/2036 (E)	6,024,000	7,959,210
4.50%, 05/15/2038	1,600,000	2,143,750
4.75%, 02/15/2037 (E)	450,000	614,531
U.S. Treasury Bond, Principal Only STRIPS
08/15/2021	450,000	449,926
08/15/2022 - 08/15/2026 (E)	5,567,000	5,540,101
11/15/2022 - 02/15/2035	13,971,000	13,715,900
U.S. Treasury Note
0.13%, 09/30/2022	10,000,000	9,999,219
0.38%, 11/30/2025	7,000,000	6,843,867
0.50%, 02/28/2026 (E)	17,795,000	17,437,710
0.63%, 08/15/2030 (E)	490,000	443,680
0.88%, 11/15/2030 (E)	8,485,000	7,839,344
1.38%, 01/31/2022 (L)	3,724,000	3,764,004
1.63%, 08/15/2022 - 02/15/2026 (E)	2,684,400	2,771,311
1.63%, 10/31/2026 - 08/15/2029	10,040,000	10,325,270
1.75%, 09/30/2022 - 12/31/2026	920,000	946,527
2.00%, 06/30/2024	161,000	169,125
2.00%, 08/15/2025 - 11/15/2026 (E)	945,000	994,214
2.13%, 06/30/2022 (E)	500,000	512,539
2.13%, 02/29/2024	2,205,000	2,318,868
2.25%, 11/15/2024 - 11/15/2025 (E)	297,000	315,261
2.50%, 08/15/2023 - 05/15/2024	11,521,000	12,260,087
2.75%, 05/31/2023 - 02/15/2024	1,809,000	1,931,394
2.75%, 11/15/2023 (E)	400,000	425,937
2.88%, 04/30/2025 - 05/15/2028	530,000	580,478

		152,478,019

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	$ 60,910	$ 77,854
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	1,221,437	1,249,445

		1,327,299

Total U.S. Government Obligations (Cost $154,885,868)		153,805,318

	Shares	Value
COMMON STOCKS - 21.5%
Argentina - 0.0% (F)
MercadoLibre, Inc. (M)	32	47,108

Australia - 0.3%
Aurizon Holdings, Ltd.	33,850	100,272
Australia & New Zealand Banking Group, Ltd.	17,058	365,112
BHP Group, Ltd.	25,488	876,981
Commonwealth Bank of Australia	5,326	348,306
CSL, Ltd.	3,133	629,780
Dexus, REIT	37,840	280,228
Goodman Group, REIT	37,851	520,945
GPT Group, REIT	42,229	147,545
Macquarie Group, Ltd.	782	90,776
National Australia Bank, Ltd.	10,311	203,625
Newcrest Mining, Ltd.	4,721	87,566
Wesfarmers, Ltd.	5,982	239,313
Westpac Banking Corp.	31,628	586,403
Woolworths Group, Ltd.	4,912	152,482

		4,629,334

Austria - 0.1%
Erste Group Bank AG (M)	15,246	517,060

Belgium - 0.0% (F)
Anheuser-Busch InBev SA	1,702	107,281
KBC Group NV (M)	3,843	279,415

		386,696

Brazil - 0.1%
Atacadao SA	17,999	74,252
BB Seguridade Participacoes SA	12,373	53,307
Cia Brasileira de Distribuicao	3,152	18,580
Localiza Rent a Car SA	6,736	71,481
Lojas Renner SA	16,151	122,209
Magazine Luiza SA	18,565	66,758
Porto Seguro SA	6,272	52,350
Raia Drogasil SA	20,876	92,945
Sendas Distribuidora SA (M)	3,152	41,350
Suzano SA (M)	8,129	99,001
Telefonica Brasil SA	3,260	25,617
TIM SA, ADR	4,533	51,449
Vale SA, ADR	21,522	374,052

		1,143,351

Canada - 0.0% (F)
Magna International, Inc.	3,332	293,349

Chile - 0.0% (F)
Cencosud SA	13,950	29,821
Cia Cervecerias Unidas SA, ADR	1,135	20,056

		49,877

Transamerica Series Trust	Page 24

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China - 0.9%
51job, Inc., ADR (M)	743	$ 46,512
Alibaba Group Holding, Ltd. (M)	71,648	2,027,574
Amoy Diagnostics Co., Ltd., A Shares	2,500	27,208
Autobio Diagnostics Co., Ltd., A Shares	3,800	63,664
Baidu, Inc., ADR (M)	954	207,543
Baoshan Iron & Steel Co., Ltd., A Shares	101,200	124,744
BeiGene, Ltd., ADR (M)	425	147,934
Bilibili, Inc., ADR (M)	1,138	121,834
BOE Technology Group Co., Ltd., A Shares	101,100	96,704
Chacha Food Co., Ltd., A Shares	7,800	58,319
China Conch Venture Holdings, Ltd.	15,000	70,523
China Construction Bank Corp., H Shares	497,000	418,104
China CYTS Tours Holding Co., Ltd., A Shares	17,100	33,391
China Lesso Group Holdings, Ltd.	31,000	66,673
China Life Insurance Co., Ltd., H Shares	81,000	167,333
China Merchants Bank Co., Ltd., H Shares	36,000	274,836
China Molybdenum Co., Ltd., H Shares	90,000	54,527
China Pacific Insurance Group Co., Ltd., H Shares	21,800	85,948
China Shenhua Energy Co., Ltd., H Shares	45,500	93,761
China Vanke Co., Ltd., H Shares	32,500	127,298
Contemporary Amperex Technology Co., Ltd., A Shares	2,200	108,127
Country Garden Services Holdings Co., Ltd.	13,000	131,771
Dada Nexus, Ltd., ADR (M)	1,295	35,146
ENN Energy Holdings, Ltd.	3,900	62,558
GDS Holdings, Ltd., ADR (M)	733	59,439
Greentown Service Group Co., Ltd. (E)	32,000	48,654
Guangzhou Automobile Group Co., Ltd., H Shares	120,000	100,796
Haier Smart Home Co., Ltd., H Shares (M)	31,400	125,615
Han’s Laser Technology Industry Group Co., Ltd., A Shares	5,500	35,542
Hangzhou Tigermed Consulting Co., Ltd., H Shares (A) (M)	3,900	77,106
Huazhu Group, Ltd. (M)	1,650	88,887
Hundsun Technologies, Inc., A Shares	2,400	30,755
Industrial & Commercial Bank of China, Ltd., H Shares	288,000	206,717
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	12,800	78,167
Innovent Biologics, Inc. (A) (M)	12,500	126,783
iQIYI, Inc., ADR (E) (M)	1,411	23,451
JD.com, Inc., Class A (M)	9,804	406,078
Jiangsu Hengrui Medicine Co., Ltd., A Shares	7,760	109,019
Jiangsu Hengshun Vinegar Industry Co., Ltd., A Shares	12,000	34,892
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	11,300	83,487
Joyoung Co., Ltd., A Shares	14,800	69,518
JOYY, Inc., ADR	928	86,981
KE Holdings, Inc., ADR (M)	1,437	81,880
Kingdee International Software Group Co., Ltd. (M)	30,000	93,001
Kingsoft Corp., Ltd. (E)	16,000	106,199
Kuaishou Technology (A) (M)	2,000	69,461
Kweichow Moutai Co., Ltd., A Shares	600	183,890
Laobaixing Pharmacy Chain JSC, A Shares	1,520	15,884
Longfor Group Holdings, Ltd. (A)	21,500	142,428
Luxshare Precision Industry Co., Ltd., A Shares	9,500	49,029
Meituan, Class B (A) (M)	18,400	705,790
Minth Group, Ltd.	16,000	66,683

	Shares	Value
COMMON STOCKS (continued)
China (continued)
NetEase, Inc., ADR	925	$ 95,515
NetEase, Inc.	8,500	172,972
New Oriental Education & Technology Group, Inc., ADR (M)	11,452	160,328
NIO, Inc., ADR (M)	4,427	172,564
Pharmaron Beijing Co., Ltd., H Shares (A)	2,300	43,461
Pinduoduo, Inc., ADR (M)	1,858	248,749
Ping An Bank Co., Ltd., A Shares (M)	33,700	113,156
Ping An Insurance Group Co. of China, Ltd., H Shares	39,000	464,292
Poly Developments & Holdings Group Co., Ltd., A Shares	30,000	65,126
Postal Savings Bank of China Co., Ltd., H Shares (A) (E)	194,000	144,987
Qingdao Haier BioMedical Co., Ltd., A Shares	2,504	33,001
Shanghai Liangxin Electrical Co., Ltd., A Shares	7,500	35,275
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	1,600	97,418
Shenzhou International Group Holdings, Ltd.	3,900	80,818
Silergy Corp.	1,000	80,784
Sunny Optical Technology Group Co., Ltd.	7,100	161,835
Tencent Holdings, Ltd.	26,700	2,095,033
Tianma Microelectronics Co., Ltd., A Shares	20,600	43,997
Trip.Com Group, Ltd., ADR (M)	1,676	66,420
Wanhua Chemical Group Co., Ltd., A Shares (M)	4,400	70,883
WuXi AppTec Co., Ltd., H Shares (A)	5,700	112,107
Wuxi Biologics Cayman, Inc. (A) (M)	21,500	269,231
Xinyi Solar Holdings, Ltd.	52,000	85,484
Yonyou Network Technology Co., Ltd., A Shares	6,800	37,045
Yum China Holdings, Inc.	3,511	207,886
Yunnan Energy New Material Co., Ltd., A Shares	4,000	68,296
Zai Lab, Ltd., ADR (M)	912	121,688
Zhejiang Expressway Co., Ltd., H Shares	34,000	30,133
Zhongji Innolight Co., Ltd., A Shares	6,600	35,482

		13,372,130

Colombia - 0.0% (F)
Ecopetrol SA, ADR (E)	4,608	59,075

Czech Republic - 0.0% (F)
Moneta Money Bank AS (A) (M)	13,810	51,439

Denmark - 0.2%
Carlsberg A/S, Class B	3,899	599,056
Novo Nordisk A/S, Class B	18,140	1,228,970
Orsted AS (A)	4,221	681,735

		2,509,761

Finland - 0.0% (F)
Kone OYJ, Class B	2,561	209,209
Nokia OYJ (M)	13,899	55,491

		264,700

France - 0.8%
Accor SA (M)	6,466	243,859
Air Liquide SA	5,105	833,938
Airbus SE (M)	2,500	283,031
Alstom SA (M)	8,342	415,959
AXA SA	11,320	303,797

Transamerica Series Trust	Page 25

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
BNP Paribas SA (M)	16,655	$ 1,013,285
Capgemini SE	4,528	770,479
Faurecia SE (M)	204	10,840
Kering SA	678	467,990
L’Oreal SA	3,035	1,163,128
LVMH Moet Hennessy Louis Vuitton SE	2,434	1,621,557
Pernod Ricard SA	675	126,691
Safran SA (M)	3,872	526,948
Sanofi	6,241	616,611
Schneider Electric SE	7,885	1,204,388
Thales SA	1,805	179,329
TOTAL SE (E)	19,224	896,687
Veolia Environnement SA	30,253	775,542
Vinci SA	5,108	523,300

		11,977,359

Germany - 0.6%
adidas AG (M)	2,534	791,046
Allianz SE	4,172	1,061,918
BASF SE	2,558	212,503
Bayer AG	5,073	321,014
Brenntag SE	2,672	228,116
Daimler AG	2,431	216,692
Deutsche Boerse AG	584	97,044
Deutsche Post AG	13,450	736,906
Deutsche Telekom AG	43,002	865,856
Deutsche Wohnen SE	2,549	118,911
Infineon Technologies AG	22,398	949,652
Merck KGaA	1,587	271,345
Muenchener Rueckversicherungs-Gesellschaft AG	2,036	626,988
RWE AG	13,196	517,173
SAP SE	7,161	876,888
Siemens AG	4,428	726,980
Vonovia SE	5,003	326,793

		8,945,825

Greece - 0.0% (F)
Hellenic Telecommunications Organization SA (M)	3,898	62,534
OPAP SA	4,626	62,549

		125,083

Hong Kong - 0.2%
AIA Group, Ltd.	99,800	1,210,576
BOC Hong Kong Holdings, Ltd.	66,500	232,242
China Gas Holdings, Ltd.	37,000	151,587
China Resources Land, Ltd.	26,000	125,918
CK Asset Holdings, Ltd.	24,500	148,750
CK Hutchison Holdings, Ltd.	18,500	147,422
CLP Holdings, Ltd.	12,000	116,541
Hong Kong Exchanges & Clearing, Ltd.	10,300	606,015
Hutchison China MediTech, Ltd., ADR (M)	1,247	35,228
Kunlun Energy Co., Ltd.	62,000	65,157
Link, REIT	11,200	102,000
Sun Hung Kai Properties, Ltd.	8,500	128,800
Techtronic Industries Co., Ltd.	11,000	188,189

		3,258,425

Hungary - 0.0% (F)
OTP Bank Nyrt (M)	1,988	84,975
Richter Gedeon Nyrt	1,126	33,198

		118,173

	Shares	Value
COMMON STOCKS (continued)
India - 0.0% (F)
HDFC Bank, Ltd., ADR (M)	1,287	$ 99,987
Infosys, Ltd., ADR	21,333	399,354

		499,341

Indonesia - 0.0% (F)
Bank Central Asia Tbk PT	76,200	163,023
Bank Rakyat Indonesia Persero Tbk PT	458,300	138,831
Telkom Indonesia Persero Tbk PT	625,000	147,160

		449,014

Ireland - 0.4%
Accenture PLC, Class A	5,182	1,431,528
CRH PLC	9,737	456,401
DCC PLC	2,562	222,161
Jazz Pharmaceuticals PLC (M)	1,157	190,176
Kingspan Group PLC	3,232	274,029
Medtronic PLC	9,295	1,098,018
Trane Technologies PLC	7,420	1,228,455

		4,900,768

Israel - 0.0% (F)
SolarEdge Technologies, Inc. (M)	1,180	339,179

Italy - 0.1%
Enel SpA	36,603	364,557
FinecoBank Banca Fineco SpA (M)	33,809	553,285
Snam SpA	46,288	256,645

		1,174,487

Japan - 1.7%
Advantest Corp.	900	78,681
Amada Co., Ltd. (E)	21,000	234,039
Asahi Group Holdings, Ltd.	12,900	543,495
Asahi Kasei Corp. (E)	30,200	347,617
Bridgestone Corp.	8,400	339,490
Central Japan Railway Co.	2,700	403,567
Daiichi Sankyo Co., Ltd.	4,000	116,505
Daikin Industries, Ltd.	3,300	665,216
Daiwa House Industry Co., Ltd. (E)	8,200	240,020
Denso Corp.	6,200	411,392
Dentsu Group, Inc.	6,200	198,781
ENEOS Holdings, Inc. (E)	16,700	75,653
Fast Retailing Co., Ltd.	100	79,594
Hitachi, Ltd. (E)	17,000	768,282
Honda Motor Co., Ltd.	4,600	137,886
Hoya Corp.	5,800	681,228
Isuzu Motors, Ltd.	15,300	164,296
ITOCHU Corp. (E)	13,600	440,580
Japan Airlines Co., Ltd. (M)	9,500	211,921
Kao Corp.	8,600	568,000
Keyence Corp.	2,200	998,817
Konami Holdings Corp.	6,200	369,004
Kubota Corp.	17,300	393,654
Kyowa Kirin Co., Ltd.	10,400	310,896
Marui Group Co., Ltd. (E)	4,400	82,616
Mitsubishi Corp. (E)	26,200	740,628
Mitsubishi Electric Corp.	13,100	199,532
Mitsubishi UFJ Financial Group, Inc. (E)	37,000	197,723
Mitsui Fudosan Co., Ltd.	14,400	326,886
Murata Manufacturing Co., Ltd.	6,700	535,032
Nabtesco Corp.	6,300	287,903
Nidec Corp.	2,900	351,876
Nintendo Co., Ltd.	1,400	781,522
Nippon Express Co., Ltd.	4,400	327,442
Nippon Steel Corp.	19,700	335,643

Transamerica Series Trust	Page 26

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Telegraph & Telephone Corp.	24,500	$ 628,846
Nitori Holdings Co., Ltd.	2,200	425,694
Nomura Research Institute, Ltd.	10,200	315,511
Ono Pharmaceutical Co., Ltd.	11,700	305,378
ORIX Corp. (E)	21,100	355,970
Otsuka Corp.	9,100	425,721
Otsuka Holdings Co., Ltd.	2,400	101,592
Rakuten, Inc.	13,400	159,626
Recruit Holdings Co., Ltd.	12,700	619,487
Renesas Electronics Corp. (M)	7,100	76,947
Rohm Co., Ltd.	2,800	273,362
Ryohin Keikaku Co., Ltd.	13,100	309,739
Seven & i Holdings Co., Ltd.	4,200	169,290
Shimadzu Corp.	9,100	329,153
Shin-Etsu Chemical Co., Ltd.	3,500	588,259
SMC Corp.	100	58,081
SoftBank Group Corp.	5,400	455,019
Sony Corp.	9,500	994,830
Square Enix Holdings Co., Ltd.	1,100	61,097
Sumitomo Electric Industries, Ltd. (E)	24,500	366,864
Sumitomo Metal Mining Co., Ltd.	10,300	444,558
Sumitomo Mitsui Financial Group, Inc. (E)	19,800	716,537
Suzuki Motor Corp.	5,800	263,220
T&D Holdings, Inc. (E)	20,500	264,014
Takeda Pharmaceutical Co., Ltd. (E)	9,000	323,911
Tokio Marine Holdings, Inc. (E)	12,900	613,398
Tokyo Electron, Ltd.	1,600	676,126
Tokyo Gas Co., Ltd.	5,000	111,199
Toray Industries, Inc.	16,300	104,888
Toyota Motor Corp. (E)	16,300	1,268,375
West Japan Railway Co.	1,600	88,652
Yamato Holdings Co., Ltd.	2,600	71,267

		24,912,028

Luxembourg - 0.0% (F)
ArcelorMittal SA (M)	5,509	159,120

Malaysia - 0.0% (F)
CIMB Group Holdings Bhd.	38,500	40,297
Petronas Chemicals Group Bhd.	39,500	76,209
Public Bank Bhd.	101,100	102,404
Tenaga Nasional Bhd.	21,500	52,473
Top Glove Corp. Bhd.	12,800	13,953

		285,336

Mexico - 0.1%
America Movil SAB de CV, Series L	265,755	181,118
Fomento Economico Mexicano SAB de CV, ADR	1,399	105,387
Grupo Aeroportuario del Sureste SAB de CV, Class B (M)	4,300	76,367
Grupo Financiero Banorte SAB de CV, Class O (M)	24,995	140,936
Grupo Mexico SAB de CV, Series B	18,676	98,444
Kimberly-Clark de Mexico SAB de CV, A Shares	35,601	60,945
Wal-Mart de Mexico SAB de CV	53,984	170,487

		833,684

Netherlands - 0.6%
Adyen NV (A) (M)	109	243,314
Akzo Nobel NV	6,648	742,813
ASML Holding NV	4,051	2,456,064
Heineken NV (E)	1,744	179,199
ING Groep NV	51,298	627,560
Koninklijke Ahold Delhaize NV	9,989	278,210

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke DSM NV	1,704	$ 288,352
Koninklijke KPN NV	133,175	451,968
Koninklijke Philips NV (M)	2,910	166,106
NN Group NV	10,638	520,090
NXP Semiconductors NV	3,338	672,073
Prosus NV (M)	4,783	531,736
Royal Dutch Shell PLC, A Shares	21,620	421,388
Royal Dutch Shell PLC, B Shares	9,341	171,915
Stellantis NV	12,038	212,940
Wolters Kluwer NV	2,002	174,015

		8,137,743

Norway - 0.0% (F)
Telenor ASA	15,646	275,305

Peru - 0.0% (F)
Credicorp, Ltd.	801	109,393

Philippines - 0.0% (F)
Ayala Corp.	2,560	39,029
Ayala Land, Inc.	57,900	40,976
International Container Terminal Services, Inc.	14,720	36,696

		116,701

Poland - 0.0% (F)
Allegro.eu SA (A) (M)	6,246	87,829
CD Projekt SA (M)	1,134	54,664
Dino Polska SA (A) (M)	1,034	68,185
Powszechny Zaklad Ubezpieczen SA (M)	7,149	61,687

		272,365

Qatar - 0.0% (F)
Qatar National Bank QPSC	19,514	96,398

Republic of Korea - 0.3%
BGF retail Co., Ltd.	205	28,619
Celltrion, Inc. (M)	5	1,434
Hana Financial Group, Inc.	2,331	88,153
Hankook Tire & Technology Co., Ltd.	2,071	89,757
Hanon Systems	4,136	64,502
Hyundai Glovis Co., Ltd.	315	52,187
Hyundai Mobis Co., Ltd.	299	77,144
Hyundai Motor Co.	584	112,491
KB Financial Group, Inc.	2,626	130,401
Kia Motors Corp.	1,265	92,661
KIWOOM Securities Co., Ltd.	389	43,308
LG Chem, Ltd.	298	211,964
LG Household & Health Care, Ltd.	98	135,949
Lotte Chemical Corp.	165	43,883
Mando Corp. (M)	732	42,559
NAVER Corp.	643	214,191
NCSoft Corp.	168	129,590
POSCO	712	201,317
S-Oil Corp. (M)	1,450	104,034
Samsung Electronics Co., Ltd.	26,161	1,881,604
Samsung Fire & Marine Insurance Co., Ltd.	631	105,933
Samsung SDI Co., Ltd.	128	74,645
Shinhan Financial Group Co., Ltd.	5,449	180,309
SK Holdings Co., Ltd.	225	56,064
SK Hynix, Inc.	3,263	382,017
SK Innovation Co., Ltd. (M)	471	91,141
SK Telecom Co., Ltd.	446	108,372

		4,744,229

Transamerica Series Trust	Page 27

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa - 0.1%
Absa Group, Ltd.	11,043	$ 94,337
AngloGold Ashanti, Ltd., ADR	2,414	53,036
Bid Corp., Ltd. (M)	4,930	95,530
Bidvest Group, Ltd. (E)	8,131	93,865
Capitec Bank Holdings, Ltd. (E) (M)	1,164	111,971
Clicks Group, Ltd.	5,044	82,153
FirstRand, Ltd. (E)	41,907	146,561
Gold Fields, Ltd., ADR	2,018	19,151
Impala Platinum Holdings, Ltd.	5,275	97,827
MTN Group	17,469	102,790
Naspers, Ltd., N Shares	2,053	491,233
Pick n Pay Stores, Ltd. (E)	9,995	36,398
Sanlam, Ltd.	17,274	69,669
SPAR Group, Ltd.	6,088	78,323
Vodacom Group, Ltd.	6,464	55,294

		1,628,138

Russian Federation - 0.1%
Alrosa PJSC (C) (M)	77,121	107,863
Gazprom PJSC, ADR (E)	17,803	106,729
Lukoil PJSC, ADR	3,385	273,474
Magnitogorsk Iron & Steel Works (C) (M)	54,851	43,759
MMC Norilsk Nickel PJSC, ADR	2,683	83,951
Moscow Exchange PJSC (C) (M)	45,793	105,261
Novolipetsk Steel PJSC (C) (M)	14,277	45,567
Rosneft Oil Co. PJSC (C)	11,625	87,776
Sberbank of Russia PJSC, ADR	17,817	274,560
Severstal PAO, GDR (N)	5,780	116,640
Tatneft PJSC, ADR (E)	2,620	122,695
X5 Retail Group NV, GDR (N)	2,332	75,184

		1,443,459

Saudi Arabia - 0.1%
Al Rajhi Bank	10,211	269,004
Alinma Bank (M)	16,076	78,873
Almarai Co. JSC	3,730	51,718
Bupa Arabia for Cooperative Insurance Co. (M)	1,048	33,422
National Commercial Bank	13,811	195,548
Saudi Basic Industries Corp.	3,925	122,869
Saudi Telecom Co.	3,576	120,907
Savola Group	3,138	32,884

		905,225

Singapore - 0.1%
BOC Aviation, Ltd. (A)	3,400	32,932
DBS Group Holdings, Ltd.	27,800	594,976
Oversea-Chinese Banking Corp., Ltd.	33,300	290,868
Sea, Ltd., ADR (M)	188	41,967
United Overseas Bank, Ltd.	4,200	80,647

		1,041,390

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	59,901	310,908
Banco Santander SA (M)	97,696	331,904
Iberdrola SA	92,682	1,193,940
Industria de Diseno Textil SA	17,782	585,968

		2,422,720

Sweden - 0.2%
Atlas Copco AB, A Shares	9,995	608,390
Lundin Energy AB	12,735	400,126
SKF AB, B Shares	19,248	547,018

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Svenska Handelsbanken AB, A Shares (E)	58,977	$ 640,590
Volvo AB, B Shares (E) (M)	22,643	572,722

		2,768,846

Switzerland - 0.7%
Adecco Group AG	1,784	120,123
Chubb, Ltd.	2,621	414,039
Cie Financiere Richemont SA	1,698	163,018
Credit Suisse Group AG	28,758	301,287
Garmin, Ltd.	2,252	296,926
Givaudan SA	77	296,709
LafargeHolcim, Ltd. (M)	8,084	475,041
Lonza Group AG	1,274	712,249
Nestle SA	19,676	2,192,953
Novartis AG	21,099	1,803,064
Roche Holding AG	6,146	1,986,241
SGS SA	134	380,103
Swiss Re AG	2,633	258,968
UBS Group AG	21,186	328,051
Zurich Insurance Group AG	1,752	747,772

		10,476,544

Taiwan - 0.3%
Accton Technology Corp. (M)	12,000	116,076
Advantech Co., Ltd.	8,998	111,635
ASE Technology Holding Co., Ltd.	39,000	146,935
AU Optronics Corp. (M)	174,000	128,367
Chailease Holding Co., Ltd.	19,042	131,471
CTBC Financial Holding Co., Ltd.	45,000	34,854
Delta Electronics, Inc. (M)	15,000	151,404
Eclat Textile Co., Ltd. (M)	6,000	100,936
Feng TAY Enterprise Co., Ltd. (M)	6,400	43,739
Fubon Financial Holding Co., Ltd.	72,000	143,329
Global Unichip Corp. (M)	3,000	41,899
Hiwin Technologies Corp.	6,671	94,104
Hon Hai Precision Industry Co., Ltd.	38,000	165,142
MediaTek, Inc.	3,000	101,882
Nanya Technology Corp.	19,000	61,196
Nien Made Enterprise Co., Ltd.	4,000	55,795
Quanta Computer, Inc.	24,000	82,431
Realtek Semiconductor Corp.	9,000	155,820
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,075	363,711
Taiwan Semiconductor Manufacturing Co., Ltd.	98,000	2,016,122
Taiwan Union Technology Corp.	14,000	58,634
Uni-President Enterprises Corp. (M)	45,000	115,130
Vanguard International Semiconductor Corp.	13,000	49,206
Wiwynn Corp.	3,000	88,634
Yuanta Financial Holding Co., Ltd. (M)	153,440	120,997

		4,679,449

Thailand - 0.1%
Airports of Thailand PCL, NVDR	39,900	88,099
Kasikornbank PCL	21,400	99,981
Kasikornbank PCL, NVDR	800	3,712
Minor International PCL (M)	58,600	60,944
PTT Exploration & Production PCL	27,800	101,415
PTT Exploration & Production PCL, NVDR	4,800	17,510
PTT PCL	53,100	69,667
Siam Cement PCL	7,100	90,653
Siam Commercial Bank PCL, NVDR	27,300	97,406
Thai Oil PCL	42,500	82,620

		712,007

Transamerica Series Trust	Page 28

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Turkey - 0.0% (F)
BIM Birlesik Magazalar AS	8,250	$ 70,538

United Arab Emirates - 0.0% (F)
Emaar Properties PJSC (M)	42,922	41,366

United Kingdom - 0.9%
3i Group PLC	46,699	742,614
AstraZeneca PLC	6,061	605,537
Berkeley Group Holdings PLC	2,454	150,175
BP PLC	237,061	962,952
British American Tobacco PLC	15,275	584,152
Diageo PLC	25,392	1,046,486
Ferguson PLC	3,651	436,283
GlaxoSmithKline PLC	16,934	300,686
HSBC Holdings PLC	64,668	377,288
IHS Markit, Ltd.	2,115	204,690
InterContinental Hotels Group PLC (M)	6,892	472,690
Intertek Group PLC	1,925	148,666
Linde PLC	1,394	390,515
Lloyds Banking Group PLC (M)	897,821	526,471
London Stock Exchange Group PLC	2,755	263,584
M&G PLC	53,997	154,389
Persimmon PLC	3,933	159,408
Prudential PLC	23,240	493,555
Reckitt Benckiser Group PLC	9,151	819,759
RELX PLC	26,933	675,391
Rio Tinto PLC	4,386	335,583
Rio Tinto, Ltd.	11,219	943,744
Standard Chartered PLC	58,028	399,587
Taylor Wimpey PLC (M)	155,743	387,439
Tesco PLC	139,350	439,639
Unilever PLC	18,860	1,052,333

		13,073,616

United States - 12.3%
Abbott Laboratories	6,737	807,362
AbbVie, Inc.	12,338	1,335,218
ABIOMED, Inc. (M)	164	52,272
Advanced Micro Devices, Inc. (M)	13,625	1,069,563
Affirm Holdings, Inc. (M)	917	64,850
Agios Pharmaceuticals, Inc. (M)	529	27,318
Air Products & Chemicals, Inc.	801	225,353
Airbnb, Inc., Class A (M)	584	109,757
Alaska Air Group, Inc. (M)	3,331	230,539
Alexion Pharmaceuticals, Inc. (M)	3,364	514,389
Allstate Corp.	3,072	352,973
Alnylam Pharmaceuticals, Inc. (M)	920	129,895
Alphabet, Inc., Class A (M)	1,392	2,871,028
Alphabet, Inc., Class C (M)	1,757	3,634,583
Altice USA, Inc., Class A (M)	3,857	125,468
Altria Group, Inc.	14,849	759,675
Amazon.com, Inc. (M)	2,330	7,209,206
Ameren Corp.	4,713	383,450
American Campus Communities, Inc., REIT	4,610	199,014
American International Group, Inc.	3,203	148,011
Ameriprise Financial, Inc.	429	99,721
AMETEK, Inc.	1,817	232,085
Amgen, Inc.	2,175	541,162
Analog Devices, Inc.	5,637	874,186
Anthem, Inc.	958	343,874
Apple, Inc.	75,554	9,228,921
Applied Materials, Inc.	8,679	1,159,514
AptarGroup, Inc.	3,785	536,221
Array Technologies, Inc. (M)	4,676	139,438
Aspen Technology, Inc. (M)	2,664	384,495
Atmos Energy Corp.	4,232	418,333

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AutoZone, Inc. (M)	431	$ 605,253
Avery Dennison Corp.	300	55,095
Axalta Coating Systems, Ltd. (M)	11,017	325,883
Bank of America Corp.	21,209	820,576
Baxter International, Inc.	1,281	108,040
Becton Dickinson & Co.	1,058	257,253
Berkshire Hathaway, Inc., Class B (M)	8,020	2,048,869
Best Buy Co., Inc.	4,655	534,441
Biogen, Inc. (M)	1,334	373,187
BJ’s Wholesale Club Holdings, Inc. (M)	9,816	440,346
Black Knight, Inc. (M)	5,018	371,282
BlackRock, Inc.	332	250,315
Blackstone Group, Inc., Class A	3,307	246,471
Booking Holdings, Inc. (M)	413	962,224
Booz Allen Hamilton Holding Corp.	5,076	408,770
Boston Scientific Corp. (M)	12,958	500,827
Bright Horizons Family Solutions, Inc. (M)	2,634	451,599
Bristol-Myers Squibb Co.	17,852	1,126,997
Broadridge Financial Solutions, Inc.	2,954	452,257
Brunswick Corp.	4,890	466,359
Cabot Oil & Gas Corp.	1,755	32,959
Cadence Design Systems, Inc. (M)	1,391	190,553
Camden Property Trust, REIT	2,619	287,854
Capital One Financial Corp.	4,627	588,693
CarMax, Inc. (M)	1,896	251,523
Carter’s, Inc. (M)	4,983	443,138
Casey’s General Stores, Inc.	1,632	352,822
Catalent, Inc. (M)	7,034	740,751
Celanese Corp.	1,289	193,105
Centene Corp. (M)	5,452	348,437
Certara, Inc. (M)	6,567	179,279
Charles Schwab Corp.	5,768	375,958
Charter Communications, Inc., Class A (M)	1,287	794,105
Chemed Corp.	723	332,450
Cheniere Energy, Inc. (M)	2,226	160,294
Chevron Corp.	7,760	813,170
Chewy, Inc., Class A (E) (M)	2,107	178,484
Cigna Corp.	3,162	764,382
Cintas Corp.	387	132,087
Cisco Systems, Inc.	8,630	446,257
Citigroup, Inc.	12,110	881,003
CMC Materials, Inc.	2,381	420,937
CMS Energy Corp.	7,078	433,315
Coca-Cola Co.	18,250	961,958
Cognex Corp.	3,941	327,064
Comcast Corp., Class A	22,304	1,206,869
Commerce Bancshares, Inc.	3,489	267,292
ConocoPhillips	6,994	370,472
Constellation Brands, Inc., Class A	2,691	613,548
Cooper Cos., Inc.	575	220,852
Copart, Inc. (M)	1,793	194,738
Costco Wholesale Corp.	1,152	406,057
Cree, Inc. (E) (M)	1,577	170,521
Crowdstrike Holdings, Inc., Class A (E) (M)	1,064	194,191
Crown Holdings, Inc.	5,250	509,460
CubeSmart, REIT	8,790	332,526
Cullen / Frost Bankers, Inc.	2,344	254,933
Cushman & Wakefield PLC (E) (M)	17,283	282,059
D.R. Horton, Inc.	514	45,808
Deere & Co.	3,969	1,484,962
Delta Air Lines, Inc. (M)	8,568	413,663
DexCom, Inc. (M)	994	357,234
Diamondback Energy, Inc.	3,166	232,669
Discovery, Inc., Class C (M)	3,787	139,702
Dollar General Corp.	496	100,500
Dollar Tree, Inc. (M)	2,579	295,192
Douglas Dynamics, Inc.	3,435	158,525

Transamerica Series Trust	Page 29

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
DraftKings, Inc., Class A (E) (M)	3,845	$ 235,814
Driven Brands Holdings, Inc. (M)	8,882	225,780
Duke Energy Corp.	3,028	292,293
DuPont de Nemours, Inc.	2,694	208,192
EastGroup Properties, Inc., REIT	2,509	359,490
Eastman Chemical Co.	5,458	601,035
Eaton Corp. PLC	6,193	856,368
Edwards Lifesciences Corp. (M)	1,352	113,081
Eli Lilly & Co.	5,306	991,267
Encompass Health Corp.	5,891	482,473
Entegris, Inc.	2,802	313,264
Envestnet, Inc. (M)	4,168	301,055
EOG Resources, Inc.	5,373	389,704
Equinix, Inc., REIT	734	498,819
Equity Lifestyle Properties, Inc., REIT	1,521	96,796
Estee Lauder Cos., Inc., Class A	2,606	757,955
Exact Sciences Corp. (E) (M)	1,738	229,034
Exelixis, Inc. (M)	7,263	164,071
Facebook, Inc., Class A (M)	10,493	3,090,503
FactSet Research Systems, Inc.	1,275	393,452
FedEx Corp.	2,534	719,757
First Horizon Corp.	29,423	497,543
First Republic Bank	1,471	245,289
Five9, Inc. (M)	938	146,638
FleetCor Technologies, Inc. (M)	318	85,424
Focus Financial Partners, Inc., Class A (M)	6,942	288,926
Fortinet, Inc. (M)	525	96,821
Fortune Brands Home & Security, Inc.	7,039	674,477
Fox Corp., Class A	864	31,199
Freeport-McMoRan, Inc. (M)	12,318	405,632
Generac Holdings, Inc. (M)	2,553	835,980
General Dynamics Corp.	1,224	222,229
General Motors Co. (M)	6,444	370,272
Global Payments, Inc.	1,984	399,935
Goldman Sachs Group, Inc.	2,744	897,288
Guidewire Software, Inc. (M)	2,962	301,028
Hartford Financial Services Group, Inc.	5,612	374,825
Hilton Worldwide Holdings, Inc. (M)	2,800	338,576
Home Depot, Inc.	5,392	1,645,908
Honeywell International, Inc.	4,259	924,501
Horizon Therapeutics PLC (M)	2,385	219,515
HubSpot, Inc. (M)	450	204,395
IAA, Inc. (M)	6,827	376,441
ICU Medical, Inc. (M)	1,331	273,441
IDEX Corp.	1,880	393,522
Illumina, Inc. (M)	789	303,023
Ingersoll Rand, Inc. (M)	7,728	380,295
Insulet Corp. (M)	462	120,545
Intel Corp.	7,666	490,624
Intercontinental Exchange, Inc.	5,455	609,214
Interpublic Group of Cos., Inc.	1,254	36,617
Intuit, Inc.	2,354	901,723
Intuitive Surgical, Inc. (M)	637	470,705
Jack Henry & Associates, Inc.	1,232	186,919
Johnson & Johnson	5,893	968,515
KeyCorp	21,279	425,154
Keysight Technologies, Inc. (M)	2,036	291,962
Kimberly-Clark Corp.	3,819	531,032
Kinder Morgan, Inc.	8,062	134,232
Kinsale Capital Group, Inc.	2,264	373,107
Knight-Swift Transportation Holdings, Inc.	8,433	405,543
Kroger Co.	4,465	160,695
Lam Research Corp.	2,494	1,484,529
Lamb Weston Holdings, Inc.	5,092	394,528
Landstar System, Inc.	1,752	289,185
Las Vegas Sands Corp. (M)	4,634	281,562
Leidos Holdings, Inc.	4,296	413,619

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Lennar Corp., Class A	6,069	$ 614,365
Lennox International, Inc.	1,347	419,712
Lincoln Electric Holdings, Inc.	4,204	516,840
LKQ Corp. (M)	10,638	450,307
Lowe’s Cos., Inc.	6,890	1,310,340
LPL Financial Holdings, Inc.	3,370	479,079
Lyft, Inc., Class A (M)	3,093	195,416
LyondellBasell Industries NV, Class A	967	100,616
MarketAxess Holdings, Inc.	281	139,916
Marsh & McLennan Cos., Inc.	1,295	157,731
Masco Corp.	7,064	423,134
Mastercard, Inc., Class A	7,136	2,540,773
Match Group, Inc. (M)	1,659	227,913
McKesson Corp.	4,149	809,221
Merck & Co., Inc.	11,167	860,864
Mettler-Toledo International, Inc. (M)	193	223,048
Microchip Technology, Inc.	3,672	569,968
Micron Technology, Inc. (M)	1,646	145,194
Microsoft Corp.	41,092	9,688,261
Mid-America Apartment Communities, Inc., REIT	4,565	659,003
Moelis & Co., Class A	4,805	263,698
Molina Healthcare, Inc. (M)	2,482	580,192
Mondelez International, Inc., Class A	12,597	737,302
MongoDB, Inc. (E) (M)	592	158,319
Monolithic Power Systems, Inc.	657	232,059
Morgan Stanley	13,715	1,065,107
Motorola Solutions, Inc.	362	68,074
MSA Safety, Inc.	2,433	364,999
National Retail Properties, Inc., REIT	8,466	373,097
National Vision Holdings, Inc. (M)	2,827	123,907
Netflix, Inc. (M)	2,506	1,307,280
NextEra Energy, Inc.	14,947	1,130,143
NIKE, Inc., Class B	9,915	1,317,604
Nordson Corp.	1,927	382,856
Norfolk Southern Corp.	3,844	1,032,191
Northrop Grumman Corp.	1,319	426,881
NVIDIA Corp.	3,438	1,835,651
O’Reilly Automotive, Inc. (M)	451	228,770
Old Dominion Freight Line, Inc.	1,040	250,026
Oracle Corp.	6,768	474,911
Ortho Clinical Diagnostics Holdings PLC (M)	9,810	189,284
Otis Worldwide Corp.	3,536	242,039
Outfront Media, Inc., REIT (M)	14,174	309,418
Packaging Corp. of America	727	97,767
Pactiv Evergreen, Inc.	11,360	156,086
Parker-Hannifin Corp.	1,876	591,747
PayPal Holdings, Inc. (M)	6,806	1,652,769
Performance Food Group Co. (M)	10,109	582,379
Pfizer, Inc.	4,574	165,716
Philip Morris International, Inc.	9,694	860,246
Phillips 66	4,009	326,894
Pinterest, Inc., Class A (M)	1,681	124,444
Pioneer Natural Resources Co.	3,809	604,945
Planet Fitness, Inc., Class A (M)	2,458	190,003
Pool Corp.	1,720	593,813
PPG Industries, Inc.	4,159	624,931
Premier, Inc., Class A	4,407	149,177
Procter & Gamble Co.	11,143	1,509,097
Progressive Corp.	9,555	913,554
Prologis, Inc., REIT	5,487	581,622
Prudential Financial, Inc.	2,154	196,229
PTC, Inc. (M)	2,105	289,753
Public Service Enterprise Group, Inc.	4,851	292,079
Public Storage, REIT	351	86,613
Q2 Holdings, Inc. (M)	3,595	360,219
QUALCOMM, Inc.	5,135	680,850

Transamerica Series Trust	Page 30

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Raytheon Technologies Corp.	8,254	$ 637,787
RBC Bearings, Inc. (M)	2,006	394,721
Realty Income Corp., REIT	780	49,530
Regeneron Pharmaceuticals, Inc. (M)	1,363	644,890
Regions Financial Corp.	19,953	412,229
Reynolds Consumer Products, Inc. (E)	10,444	311,022
RLI Corp.	3,849	429,433
Roku, Inc. (M)	593	193,182
Royal Caribbean Cruises, Ltd. (M)	2,888	247,242
Royalty Pharma PLC, Class A (E)	4,463	194,676
S&P Global, Inc.	3,512	1,239,279
salesforce.com, Inc. (M)	3,352	710,188
Seagate Technology PLC	7,221	554,212
Sempra Energy	3,314	439,370
ServiceNow, Inc. (M)	495	247,554
ServisFirst Bancshares, Inc.	6,084	373,132
Signature Bank	2,231	504,429
Snap, Inc., Class A (E) (M)	3,397	177,629
Snap-on, Inc.	2,238	516,396
Snowflake, Inc., Class A (M)	430	98,590
Southwest Airlines Co. (M)	4,547	277,640
SS&C Technologies Holdings, Inc.	8,570	598,786
Stanley Black & Decker, Inc.	5,237	1,045,672
State Street Corp.	6,530	548,585
StepStone Group, Inc., Class A	6,209	218,991
Stericycle, Inc. (M)	4,196	283,272
STERIS PLC	2,006	382,103
Sun Communities, Inc., REIT	749	112,380
SVB Financial Group (M)	748	369,258
Syneos Health, Inc. (M)	5,172	392,296
Synopsys, Inc. (M)	950	235,391
T-Mobile US, Inc. (M)	7,867	985,656
T. Rowe Price Group, Inc.	2,092	358,987
Target Corp.	1,824	361,280
Teradyne, Inc.	1,356	164,998
Tesla, Inc. (M)	3,973	2,653,686
Texas Instruments, Inc.	6,926	1,308,945
Thermo Fisher Scientific, Inc.	3,549	1,619,693
Thor Industries, Inc.	4,255	573,319
TJX Cos., Inc.	7,866	520,336
Toro Co.	7,312	754,160
Tractor Supply Co.	1,716	303,869
Trade Desk, Inc., Class A (M)	298	194,195
TransUnion	4,992	449,280
Truist Financial Corp.	7,836	456,996
Twilio, Inc., Class A (M)	401	136,645
Tyler Technologies, Inc. (M)	732	310,756
Uber Technologies, Inc. (M)	3,634	198,089
UDR, Inc., REIT	1,083	47,500
Union Pacific Corp.	2,475	545,515
United Parcel Service, Inc., Class B	1,593	270,794
UnitedHealth Group, Inc.	6,218	2,313,531
US Bancorp	10,582	585,290
Vail Resorts, Inc. (M)	1,033	301,285
Ventas, Inc., REIT	2,874	153,299
Verisk Analytics, Inc.	601	106,191
Verizon Communications, Inc.	15,276	888,299
Vertex Pharmaceuticals, Inc. (M)	2,080	446,971
Visa, Inc., Class A	7,443	1,575,906
Voya Financial, Inc.	1,365	86,869
Walt Disney Co. (M)	4,353	803,216
Waste Connections, Inc.	5,265	568,515
Waters Corp. (M)	255	72,463
Wells Fargo & Co.	27,475	1,073,448
Wendy’s Co.	13,567	274,867
West Pharmaceutical Services, Inc.	1,505	424,079
Western Alliance Bancorp	4,411	416,575

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
WestRock Co.	5,062	$ 263,477
WEX, Inc. (M)	2,172	454,426
Williams Cos., Inc.	19,958	472,805
WillScot Mobile Mini Holdings Corp. (M)	14,567	404,234
Woodward, Inc.	3,245	391,444
Workday, Inc., Class A (M)	1,123	278,987
Xcel Energy, Inc.	4,185	278,344
Yum! Brands, Inc.	3,734	403,944
Zebra Technologies Corp., Class A (M)	630	305,663
Zillow Group, Inc., Class C (E) (M)	1,225	158,809
Zimmer Biomet Holdings, Inc.	4,049	648,164
Zscaler, Inc. (M)	943	161,885

		179,743,597

Total Common Stocks (Cost $242,135,023)		314,060,731

PREFERRED STOCKS - 0.1%
Brazil - 0.0% (F)
Gerdau SA,
1.53% (K)	19,218	103,180
Itau Unibanco Holding SA,
1.98% (K)	33,113	164,546
Itausa SA,
2.32% (K)	59,049	108,265
Petroleo Brasileiro SA,
0.00% (K)	58,100	248,765

		624,756

Germany - 0.1%
Volkswagen AG,
1.97% (K)	3,125	874,395

Total Preferred Stocks (Cost $1,294,016)		1,499,151

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
iShares MSCI India ETF (E)	65,692	2,770,888

Total Exchange-Traded Fund (Cost $2,251,533)		2,770,888

INVESTMENT COMPANIES - 7.7%
United States - 7.7%
JPMorgan High Yield Fund	6,130,975	44,081,708
JPMorgan Value Advantage Fund	1,686,423	68,367,608

Total Investment Companies (Cost $97,021,248)		112,449,316

MASTER LIMITED PARTNERSHIP - 0.0% (F)
United States - 0.0% (F)
Lazard, Ltd., Class A	9,803	426,528

Total Master Limited Partnership (Cost $323,192)		426,528

RIGHT - 0.0%
Italy - 0.0%
Snam SpA, (C) (D) (O) Exercise Price EUR 4.46, Expiration Date 04/07/2021	44,800	0

Total Right (Cost $0)		0

Transamerica Series Trust	Page 31

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (F)
U.S. Treasury Bill
0.05% (K), 08/19/2021 (L)	$ 578,000	$ 577,946

Total Short-Term U.S. Government Obligation (Cost $577,897)		577,946

	Shares	Value
OTHER INVESTMENT COMPANY - 3.8%
Securities Lending Collateral - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (K)	55,114,409	55,114,409

Total Other Investment Company (Cost $55,114,409)		55,114,409

	Principal	Value
REPURCHASE AGREEMENT - 9.5%
Fixed Income Clearing Corp., 0.00% (K), dated 03/31/2021, to be repurchased at $139,030,035 on 04/01/2021. Collateralized by U.S. Government Obligations, 0.13% - 1.63%, due 03/31/2023 - 05/31/2023, and with a total value of $141,810,767.	$ 139,030,035	139,030,035

Total Repurchase Agreement (Cost $139,030,035)		139,030,035

Total Investments (Cost $1,445,360,401)		1,540,188,793
Net Other Assets (Liabilities) - (5.4)%		(78,246,282)

Net Assets - 100.0%		$ 1,461,942,511

Transamerica Series Trust	Page 32

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	92	06/30/2021	$20,326,445	$20,306,844	$—	$(19,601)
30-Year U.S. Treasury Bond	56	06/21/2021	8,816,025	8,657,250	—	(158,775)
E-Mini Russell 2000® Index	67	06/18/2021	7,869,396	7,445,375	—	(424,021)
EURO STOXX 50® Index	133	06/18/2021	5,886,443	6,029,765	143,322	—
FTSE 100 Index	66	06/18/2021	6,074,346	6,077,513	3,167	—
S&P 500® E-Mini Index	2	06/18/2021	393,027	396,740	3,713	—
S&P/ASX 200 Index	19	06/17/2021	2,454,454	2,441,080	—	(13,374)
TOPIX Index	21	06/10/2021	3,668,452	3,705,938	37,486	—
U.S. Treasury Ultra Bond	50	06/21/2021	9,460,757	9,060,938	—	(399,819)

Total					$187,688	$(1,015,590)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(61)	06/30/2021	$(7,560,116)	$(7,527,305)	$32,811	$—
10-Year U.S. Treasury Note	(332)	06/21/2021	(43,991,523)	(43,471,250)	520,273	—
10-Year U.S. Treasury Ultra Note	(429)	06/21/2021	(63,662,791)	(61,641,938)	2,020,853	—
MSCI EAFE Index	(61)	06/18/2021	(6,713,229)	(6,685,600)	27,629	—
S&P 500® E-Mini Index	(27)	06/18/2021	(5,309,495)	(5,355,990)	—	(46,495)
U.S. Treasury Ultra Bond	(146)	06/21/2021	(27,710,022)	(26,457,937)	1,252,085	—

Total					$3,853,651	$(46,495)

Total Futures Contracts					$4,041,339	$(1,062,085)

Transamerica Series Trust	Page 33

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
U.S. Government Agency Obligations	11.1%		$170,549,860
U.S. Government Obligations	10.0		153,805,318
Banks	6.7		103,199,280
Mortgage-Backed Securities	4.9		76,068,646
Asset-Backed Securities	4.6		71,404,272
U.S. Equity Funds	4.4		68,367,608
U.S. Fixed Income Funds	2.9		44,081,708
Oil, Gas & Consumable Fuels	2.8		42,688,507
Capital Markets	2.7		42,187,891
Electric Utilities	2.2		34,544,164
Semiconductors & Semiconductor Equipment	1.7		26,106,200
Pharmaceuticals	1.7		25,939,733
Software	1.6		24,216,187
Health Care Providers & Services	1.5		22,540,492
Equity Real Estate Investment Trusts	1.3		20,510,673
Insurance	1.3		20,282,442
Diversified Telecommunication Services	1.3		19,733,946
Aerospace & Defense	1.2		18,208,333
Technology Hardware, Storage & Peripherals	1.1		16,702,304
Media	1.1		16,371,610
Beverages	1.0		15,732,262
Biotechnology	1.0		15,729,608
IT Services	1.0		15,169,737
Road & Rail	1.0		14,779,392
Internet & Direct Marketing Retail	0.9		13,320,159
Interactive Media & Services	0.9		13,241,576
Diversified Financial Services	0.8		12,489,336
Metals & Mining	0.8		11,734,275
Machinery	0.7		11,095,848
Health Care Equipment & Supplies	0.7		10,478,520
Chemicals	0.6		9,931,268
Automobiles	0.6		9,737,294
Specialty Retail	0.6		9,487,522
Tobacco	0.6		8,967,647
Consumer Finance	0.6		8,954,945
Wireless Telecommunication Services	0.6		8,935,203
Airlines	0.6		8,896,114
Food & Staples Retailing	0.6		8,891,968
Multi-Utilities	0.4		6,858,527
Food Products	0.4		6,836,434
Entertainment	0.4		6,313,462
Hotels, Restaurants & Leisure	0.4		6,059,360
Trading Companies & Distributors	0.4		5,551,762
Textiles, Apparel & Luxury Goods	0.4		5,427,857
Electronic Equipment, Instruments & Components	0.3		5,388,626
Industrial Conglomerates	0.3		5,105,687
Building Products	0.3		5,096,366
Electrical Equipment	0.3		4,961,260
Professional Services	0.3		4,957,426
Household Durables	0.3		4,813,799
Personal Products	0.3		4,470,192
Foreign Government Obligations	0.3		4,420,185
Gas Utilities	0.3		3,960,298
Life Sciences Tools & Services	0.2		3,824,677
Household Products	0.2		3,630,458
Diversified Consumer Services	0.2		3,368,451
Commercial Services & Supplies	0.2		2,893,779
International Equity Funds	0.2		2,770,888
Multiline Retail	0.2		2,693,178
Real Estate Management & Development	0.2		2,622,349
Independent Power & Renewable Electricity Producers	0.2		2,454,292
Containers & Packaging	0.1		2,100,938
Construction Materials	0.1		1,875,680
Air Freight & Logistics	0.1		1,850,911
Auto Components	0.1		1,762,580
Construction & Engineering	0.1		1,373,258
Energy Equipment & Services	0.1		1,357,562
Municipal Government Obligations	0.1		1,246,882
Distributors	0.1		1,044,120
Transportation Infrastructure	0.1		888,159
Leisure Products	0.1		865,100
Communications Equipment	0.0	(F)	721,380
Water Utilities	0.0	(F)	540,392
Health Care Technology	0.0	(F)	179,279
Paper & Forest Products	0.0	(F)	99,001

Investments	87.4		1,345,466,403
Short-Term Investments	12.6		194,722,390

Total Investments	100.0%		$1,540,188,793

Transamerica Series Trust	Page 34

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$68,193,592	$3,210,680	$71,404,272
Corporate Debt Securities	—	436,764,626	—	436,764,626
Foreign Government Obligations	—	4,420,185	—	4,420,185
Mortgage-Backed Securities	—	74,954,174	1,114,472	76,068,646
Municipal Government Obligations	—	1,246,882	—	1,246,882
U.S. Government Agency Obligations	—	170,549,860	—	170,549,860
U.S. Government Obligations	—	153,805,318	—	153,805,318
Common Stocks	192,494,570	121,566,161	—	314,060,731
Preferred Stocks	624,756	874,395	—	1,499,151
Exchange-Traded Fund	2,770,888	—	—	2,770,888
Investment Companies	112,449,316	—	—	112,449,316
Master Limited Partnership	426,528	—	—	426,528
Right	—	—	0	0
Short-Term U.S. Government Obligation	—	577,946	—	577,946
Other Investment Company	55,114,409	—	—	55,114,409
Repurchase Agreement	—	139,030,035	—	139,030,035

Total Investments	$363,880,467	$1,171,983,174	$4,325,152	$1,540,188,793

Other Financial Instruments
Futures Contracts (R)	$4,041,339	$—	$—	$4,041,339

Total Other Financial Instruments	$4,041,339	$—	$—	$4,041,339

LIABILITIES
Other Financial Instruments
Futures Contracts (R)	$(1,062,085)	$—	$—	$(1,062,085)

Total Other Financial Instruments	$(1,062,085)	$—	$—	$(1,062,085)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Mortgage-Backed Securities (I)	$—	$—	$1,114,472	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $211,272,807, representing 14.5% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the total value of securities is $5,859,251, representing 0.4% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $79,349,149, collateralized by cash collateral of $55,114,409 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $26,140,179. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Perpetual maturity. The date displayed is the next call date.

Transamerica Series Trust	Page 35

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(J)	Rounds to less than $1 or $(1).
(K)	Rates disclosed reflect the yields at March 31, 2021.
(L)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $4,296,467.
(M)	Non-income producing securities.
(N)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2021, the total value of Regulation S securities is $191,824, representing less than 0.1% of the Portfolio’s net assets.
(O)	Security deemed worthless.
(P)	The Portfolio recognizes transfers in and out of Level 3 as of March 31, 2021. Please reference the Security Valuation section of the Notes to Schedule of Investments for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Price Index

Transamerica Series Trust	Page 36

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

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Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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